Consolidated Schedule of Investments
March 31, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–36.57%
Angola–0.09%
Angolan Government International Bond, 9.50%, 11/12/2025(a)	$700,000	$768,145
Argentina–0.17%
Argentine Republic Government International Bond, 0.50%, 07/09/2030(b)	4,350,000	1,468,169
Belgium–0.09%
Telenet Finance Luxembourg Notes S.a r.l., 5.50%, 03/01/2028(a)	805,000	784,875
Brazil–0.68%
Azul Investments L.L.P., 7.25%, 06/15/2026(a)	615,000	519,201
Banco do Brasil S.A., 9.00%(a)(c)(d)	1,400,000	1,461,341
Braskem Netherlands Finance B.V., 4.50%, 01/31/2030(a)	1,525,000	1,478,708
CSN Inova Ventures, 6.75%, 01/28/2028(a)	725,000	752,097
Klabin Austria GmbH,
5.75%, 04/03/2029(a)	290,000	305,853
7.00%, 04/03/2049(a)	725,000	763,690
Suzano Austria GmbH, 2.50%, 09/15/2028	701,000	633,932
		5,914,822
Canada–0.39%
1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/2030(a)	527,000	476,086
Hudbay Minerals, Inc., 6.13%, 04/01/2029(a)(e)	461,000	475,531
Precision Drilling Corp.,
7.13%, 01/15/2026(a)	86,000	87,820
6.88%, 01/15/2029(a)	385,000	391,243
Ritchie Bros. Holdings, Inc., 4.75%, 12/15/2031(a)	501,000	489,287
Transcanada Trust, Series 16-A, 5.88%, 08/15/2076(c)	1,455,000	1,474,322
		3,394,289
Chile–0.54%
AES Andes S.A., 6.35%, 10/07/2079(a)(c)	750,000	742,073
Kenbourne Invest S.A., 4.70%, 01/22/2028(a)	1,350,000	1,188,716
Mercury Chile Holdco LLC, 6.50%, 01/24/2027(a)	2,900,000	2,779,403
		4,710,192
China–0.01%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC, 7.50%, 05/01/2025(a)	135,000	121,862
	Principal Amount	Value
Colombia–0.66%
Bancolombia S.A., 4.88%, 10/18/2027(c)	$2,800,000	$2,787,260
Colombia Government International Bond, 4.13%, 02/22/2042	2,225,000	1,743,866
Ecopetrol S.A., 4.63%, 11/02/2031	1,318,000	1,194,642
		5,725,768
Denmark–0.15%
Danske Bank A/S, 7.00%(a)(c)(d)	1,300,000	1,346,600
Dominican Republic–0.18%
Dominican Republic International Bond,
4.50%, 01/30/2030(a)	305,000	280,603
4.88%, 09/23/2032(a)	920,000	834,909
5.30%, 01/21/2041(a)	550,000	479,193
		1,594,705
Ecuador–0.07%
Ecuador Government International Bond, 5.00%, 07/31/2030(a)(b)	700,000	588,007
Egypt–0.32%
Egypt Government International Bond,
7.63%, 05/29/2032(a)	1,350,000	1,226,503
8.50%, 01/31/2047(a)	1,050,000	898,212
8.88%, 05/29/2050(a)	725,000	629,605
		2,754,320
El Salvador–0.02%
El Salvador Government International Bond, 5.88%, 01/30/2025(a)	250,000	140,300
France–0.85%
Altice France S.A.,
8.13%, 02/01/2027(a)	463,000	477,904
5.13%, 07/15/2029(a)	248,000	222,605
5.50%, 10/15/2029(a)	315,000	283,072
BNP Paribas S.A., 7.38%(a)(c)(d)	800,000	862,556
Electricite de France S.A., 5.25%(a)(c)(d)	800,000	799,000
Iliad Holding S.A.S.,
6.50%, 10/15/2026(a)	200,000	200,802
7.00%, 10/15/2028(a)	764,000	766,387
Societe Generale S.A.,
7.38%(a)(c)(d)	750,000	765,334
4.75%(a)(c)(d)	725,000	677,875
TotalEnergies Capital International S.A., 3.13%, 05/29/2050	2,600,000	2,383,085
		7,438,620
Guatemala–0.26%
CT Trust, 5.13%, 02/03/2032(a)	817,000	817,359

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

	Principal Amount	Value
Guatemala–(continued)
Guatemala Government Bond,
4.90%, 06/01/2030(a)	$480,000	$490,349
3.70%, 10/07/2033(a)	1,087,000	1,007,660
		2,315,368
Hong Kong–0.47%
Melco Resorts Finance Ltd.,
4.88%, 06/06/2025(a)	3,750,000	3,440,662
5.75%, 07/21/2028(a)	725,000	641,988
		4,082,650
India–0.58%
JSW Steel Ltd., 3.95%, 04/05/2027(a)	1,740,000	1,639,541
Muthoot Finance Ltd., 4.40%, 09/02/2023(a)	1,500,000	1,505,625
Network i2i Ltd., 3.98%(a)(c)(d)	450,000	418,075
Reliance Industries Ltd., 4.88%, 02/10/2045(a)	1,400,000	1,546,371
		5,109,612
Indonesia–1.58%
PT Bank Tabungan Negara (Persero) Tbk, 4.20%, 01/23/2025(a)	2,610,000	2,536,006
PT Cikarang Listrindo Tbk, 4.95%, 09/14/2026(a)	2,025,000	2,009,377
PT Indofood CBP Sukses Makmur Tbk, 4.75%, 06/09/2051(a)	1,400,000	1,214,745
PT Indonesia Asahan Aluminium (Persero),
4.75%, 05/15/2025(a)	2,950,000	3,009,737
5.45%, 05/15/2030(a)	1,500,000	1,568,318
PT Pertamina (Persero), 4.18%, 01/21/2050(a)(e)	725,000	671,130
PT Perusahaan Perseroan (Persero) Perusahaan Listrik Negara,
4.13%, 05/15/2027(a)	1,500,000	1,518,450
4.38%, 02/05/2050(a)	1,400,000	1,284,892
		13,812,655
Iraq–0.06%
Iraq International Bond, 5.80%, 01/15/2028(a)	525,000	513,752
Ireland–0.48%
Coriolanus DAC,
Series 116, 0.00%, 04/30/2025(a)(f)	498,181	481,523
Series 119, 0.00%, 04/30/2025(a)(f)	530,004	512,282
Series 120, 0.00%, 04/30/2025(a)(f)	663,431	641,248
Series 122, 0.00%, 04/30/2025(a)(f)	581,270	561,833
Series 124, 0.00%, 04/30/2025(a)(f)	466,857	451,246
Series 126, 0.00%, 04/30/2025(a)	522,281	504,817
Series 127, 0.00%, 04/30/2025(a)(f)	604,954	584,725
0.00%, 04/30/2025(a)(f)	474,792	458,916
		4,196,590
	Principal Amount	Value
Ivory Coast–0.10%
Ivory Coast Government International Bond, 5.38%, 07/23/2024(a)	$900,000	$895,514
Japan–0.13%
Takeda Pharmaceutical Co. Ltd., 3.18%, 07/09/2050	1,300,000	1,141,371
Macau–0.41%
MGM China Holdings Ltd.,
5.38%, 05/15/2024(a)	1,505,000	1,413,368
5.25%, 06/18/2025(a)	1,200,000	1,105,404
Wynn Macau Ltd., 4.88%, 10/01/2024(a)	1,160,000	1,088,503
		3,607,275
Mexico–2.39%
Alpek S.A.B. de C.V., 3.25%, 02/25/2031(a)	656,000	599,184
America Movil S.A.B. de C.V., 5.38%, 04/04/2032(a)	2,024,000	2,037,986
Banco Mercantil del Norte S.A.,
8.38%(a)(c)(d)	650,000	679,646
5.88%(a)(c)(d)	710,000	658,525
Braskem Idesa S.A.P.I.,
7.45%, 11/15/2029(a)	1,450,000	1,475,824
6.99%, 02/20/2032(a)	893,000	876,283
Cemex S.A.B. de C.V.,
5.45%, 11/19/2029(a)	1,015,000	1,028,388
3.88%, 07/11/2031(a)	910,000	831,922
5.13%(a)(c)(d)	965,000	948,494
Mexico Remittances Funding Fiduciary Estate Management S.a.r.l., 4.88%, 01/15/2028(a)	3,905,000	3,052,597
Nemak S.A.B. de C.V., 3.63%, 06/28/2031(a)	1,195,000	1,044,400
Petroleos Mexicanos,
6.50%, 03/13/2027	4,518,000	4,595,845
6.70%, 02/16/2032	1,167,000	1,109,864
7.69%, 01/23/2050	725,000	634,520
6.95%, 01/28/2060	1,575,000	1,280,656
		20,854,134
Netherlands–1.06%
ING Groep N.V.,
6.50%(c)(d)	2,400,000	2,493,168
5.75%(c)(d)	2,900,000	2,918,372
6.75%(a)(c)(d)	700,000	723,479
UPC Holding B.V., 5.50%, 01/15/2028(a)(e)	2,700,000	2,672,204
VZ Secured Financing B.V., 5.00%, 01/15/2032(a)	519,000	486,056
		9,293,279
Nigeria–0.26%
Nigeria Government International Bond,
6.50%, 11/28/2027(a)	750,000	715,275
8.38%, 03/24/2029(a)	789,000	798,373
7.88%, 02/16/2032(a)	805,000	765,060
		2,278,708
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

	Principal Amount	Value
Oman–0.52%
Oman Government International Bond,
4.75%, 06/15/2026(a)	$3,018,000	$3,037,919
6.75%, 01/17/2048(a)	1,500,000	1,502,752
		4,540,671
Panama–0.08%
Cable Onda S.A., 4.50%, 01/30/2030(a)	750,000	733,024
South Africa–0.36%
Eskom Holdings SOC Ltd., 6.35%, 08/10/2028(a)	725,000	743,125
Republic of South Africa Government International Bond, 5.65%, 09/27/2047	725,000	634,843
Sasol Financing USA LLC, 4.38%, 09/18/2026	840,000	803,682
Stillwater Mining Co., 4.00%, 11/16/2026(a)	1,000,000	964,000
		3,145,650
Spain–0.12%
Banco Santander S.A., 4.18%, 03/24/2028(c)	1,000,000	1,005,743
Sweden–0.50%
Skandinaviska Enskilda Banken AB, 5.13%(a)(c)(d)	2,800,000	2,777,827
Swedbank AB, Series NC5, 5.63%(a)(c)(d)	1,600,000	1,615,677
		4,393,504
Switzerland–1.40%
Credit Suisse Group AG,
7.50%(a)(c)(d)	1,450,000	1,475,738
6.25%(a)(c)(d)	3,015,000	3,048,789
Swiss Re Finance (Luxembourg) S.A., 5.00%, 04/02/2049(a)(c)	1,680,000	1,746,100
UBS Group AG,
7.00%(a)(c)(d)	870,000	908,284
7.00%(a)(c)(d)	2,800,000	2,976,184
5.13%(a)(c)(d)	2,070,000	2,083,503
		12,238,598
Thailand–0.17%
GC Treasury Center Co. Ltd., 4.40%, 03/30/2032(a)	750,000	762,511
Muang Thai Life Assurance PCL, 3.55%, 01/27/2037(a)(c)	750,000	711,808
		1,474,319
Ukraine–0.08%
NAK Naftogaz Ukraine via Kondor Finance PLC, 7.63%, 11/08/2026(a)	800,000	276,180
Ukraine Government International Bond, 1.26%, 05/31/2040(a)	1,400,000	463,848
		740,028
United Arab Emirates–0.15%
Galaxy Pipeline Assets Bidco Ltd., 2.63%, 03/31/2036(a)	1,500,000	1,348,620
	Principal Amount	Value
United Kingdom–2.54%
abrdn PLC, 4.25%, 06/30/2028(a)	$675,000	$675,000
Barclays PLC,
8.00%(c)(d)	725,000	767,775
6.13%(c)(d)	1,450,000	1,482,625
BP Capital Markets PLC, 4.88%(c)(d)	910,000	915,119
British Telecommunications PLC, 4.25%, 11/23/2081(a)(c)	4,350,000	4,162,667
HSBC Holdings PLC,
6.00%(c)(d)	2,175,000	2,218,500
6.50%(c)(d)	725,000	739,500
M&G PLC, 6.50%, 10/20/2048(a)(c)	675,000	737,812
Prudential PLC, 4.88%(a)(d)	1,450,000	1,419,325
Standard Chartered PLC,
7.75%(a)(c)(d)	2,600,000	2,698,774
6.00%(a)(c)(d)	2,825,000	2,920,344
Virgin Media Finance PLC, 5.00%, 07/15/2030(a)	348,000	329,173
Virgin Media Secured Finance PLC, 5.50%, 05/15/2029(a)	130,000	129,234
Vodafone Group PLC,
3.25%, 06/04/2081(c)(e)	2,743,000	2,536,521
4.13%, 06/04/2081(c)	506,000	460,571
		22,192,940
United Republic of Tanzania–0.16%
HTA Group Ltd., 7.00%, 12/18/2025(a)	1,370,000	1,358,245
United States–18.15%
AECOM, 5.13%, 03/15/2027	189,000	193,640
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(a)	1,034,000	1,074,755
Alcoa Nederland Holding B.V., 6.13%, 05/15/2028(a)(e)	2,010,000	2,107,736
Allison Transmission, Inc., 3.75%, 01/30/2031(a)	1,014,000	921,371
Ally Financial, Inc.,
5.75%, 11/20/2025	521,000	548,326
8.00%, 11/01/2031	254,000	319,189
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 04/20/2026(a)	2,666,000	2,689,741
5.75%, 04/20/2029(a)	451,000	449,929
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/2028(a)	502,000	483,290
Arconic Corp., 6.13%, 02/15/2028(a)	4,070,000	4,091,164
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/2028(a)	199,000	181,009
Asbury Automotive Group, Inc.,
4.50%, 03/01/2028	130,000	125,151
4.63%, 11/15/2029(a)	628,000	585,597
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 8.25%, 12/31/2028(a)	36,000	37,856
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Audacy Capital Corp., 6.75%, 03/31/2029(a)	$491,000	$459,385
Bath & Body Works, Inc., 6.88%, 11/01/2035	418,000	431,336
Bausch Health Cos., Inc.,
5.75%, 08/15/2027(a)	156,000	154,003
5.25%, 02/15/2031(a)	2,100,000	1,637,370
Becton, Dickinson and Co., 3.79%, 05/20/2050(e)	2,600,000	2,528,520
Bristow Group, Inc., 6.88%, 03/01/2028(a)	735,000	745,176
Callon Petroleum Co.,
9.00%, 04/01/2025(a)	181,000	192,124
8.00%, 08/01/2028(a)(e)	488,000	515,272
Calpine Corp., 3.75%, 03/01/2031(a)	527,000	472,653
Camelot Finance S.A., 4.50%, 11/01/2026(a)	1,461,000	1,423,299
Carnival Corp., 10.50%, 02/01/2026(a)	1,778,000	1,979,990
Carriage Services, Inc., 4.25%, 05/15/2029(a)	1,020,000	951,951
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.00%, 03/01/2023(a)	61,000	61,038
5.13%, 05/01/2027(a)	253,000	253,708
5.00%, 02/01/2028(a)	550,000	545,276
4.75%, 03/01/2030(a)	1,683,000	1,619,038
4.50%, 08/15/2030(a)(e)	2,186,000	2,054,835
4.50%, 05/01/2032	837,000	766,776
4.25%, 01/15/2034(a)	175,000	152,250
Centene Corp., 4.63%, 12/15/2029	474,000	478,664
Charles Schwab Corp. (The), Series G, 5.38%(c)(d)	3,025,000	3,130,875
Cinemark USA, Inc., 5.88%, 03/15/2026(a)	110,000	106,829
Citigroup, Inc., 3.88%(c)(d)	1,873,000	1,769,985
Civitas Resources, Inc.,
7.50%, 04/30/2026	12,908	12,914
5.00%, 10/15/2026(a)	484,000	480,380
Clarios Global L.P., 6.75%, 05/15/2025(a)	110,000	114,045
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(a)	100,000	103,885
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(a)(e)	519,000	489,368
Clearway Energy Operating LLC, 4.75%, 03/15/2028(a)	564,000	567,409
Cleveland-Cliffs, Inc., 9.88%, 10/17/2025(a)	444,000	495,338
Clydesdale Acquisition Holdings, Inc., 6.63%, 04/15/2029(a)	476,000	481,950
Community Health Systems, Inc.,
8.00%, 03/15/2026(a)	1,837,000	1,915,229
8.00%, 12/15/2027(a)	585,000	621,387
Covanta Holding Corp.,
4.88%, 12/01/2029(a)	378,000	361,349
5.00%, 09/01/2030	284,000	269,708
Cox Communications, Inc., 2.95%, 10/01/2050(a)	956,000	755,504
Principal Amount		Value
United States–(continued)
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 8.00%, 04/01/2029(a)	$727,000	$776,981
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029(e)	1,041,000	956,564
Crown Castle International Corp., 3.25%, 01/15/2051	1,300,000	1,092,590
CSC Holdings LLC,
5.88%, 09/15/2022	100,000	100,911
5.50%, 04/15/2027(a)	304,000	301,892
6.50%, 02/01/2029(a)	280,000	282,764
5.75%, 01/15/2030(a)	780,000	695,546
4.50%, 11/15/2031(a)	256,000	229,810
5.00%, 11/15/2031(a)	200,000	167,940
CTR Partnership L.P./CareTrust Capital Corp., 3.88%, 06/30/2028(a)	519,000	489,941
Dana, Inc.,
5.38%, 11/15/2027	146,000	145,281
5.63%, 06/15/2028	253,000	255,969
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(a)	513,000	503,807
Dell International LLC/EMC Corp., 6.20%, 07/15/2030(e)	2,600,000	2,968,660
DISH DBS Corp., 7.75%, 07/01/2026	150,000	149,212
DISH Network Corp., Conv., 3.38%, 08/15/2026	100,000	90,200
Diversified Healthcare Trust,
4.75%, 05/01/2024	247,000	237,121
9.75%, 06/15/2025	522,000	550,037
4.38%, 03/01/2031	194,000	166,501
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(a)	102,000	95,992
Encompass Health Corp., 4.50%, 02/01/2028(e)	494,000	485,034
EnerSys, 5.00%, 04/30/2023(a)	497,000	500,325
EnPro Industries, Inc., 5.75%, 10/15/2026	457,000	468,411
EQM Midstream Partners L.P., 6.50%, 07/01/2027(a)	470,000	491,665
Everi Holdings, Inc., 5.00%, 07/15/2029(a)	508,000	481,876
Expedia Group, Inc., 2.95%, 03/15/2031	1,151,000	1,067,552
FirstCash, Inc., 5.63%, 01/01/2030(a)	342,000	329,001
Ford Motor Co., 4.75%, 01/15/2043	241,000	219,323
Ford Motor Credit Co. LLC,
5.13%, 06/16/2025	4,704,000	4,803,819
3.38%, 11/13/2025	206,000	201,577
4.39%, 01/08/2026	138,000	137,821
5.11%, 05/03/2029	638,000	642,913
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/2028(a)	505,000	459,797
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Freeport-McMoRan, Inc.,
4.38%, 08/01/2028	$480,000	$482,911
4.63%, 08/01/2030	2,710,000	2,774,091
5.40%, 11/14/2034(e)	812,000	902,867
5.45%, 03/15/2043	64,000	71,795
Gap, Inc. (The), 3.63%, 10/01/2029(a)	803,000	717,059
Gartner, Inc.,
4.50%, 07/01/2028(a)	482,000	480,747
3.63%, 06/15/2029(a)	247,000	231,906
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.50%, 10/01/2025	150,000	148,183
6.25%, 05/15/2026	274,000	265,610
8.00%, 01/15/2027	528,000	543,745
7.75%, 02/01/2028	112,000	112,762
Global Medical Response, Inc., 6.50%, 10/01/2025(a)	23,000	22,863
Gray Escrow II, Inc., 5.38%, 11/15/2031(a)	743,000	711,423
Gray Television, Inc., 7.00%, 05/15/2027(a)	454,000	470,610
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(a)	510,000	487,682
Group 1 Automotive, Inc., 4.00%, 08/15/2028(a)	1,010,000	941,704
HCA, Inc.,
5.38%, 02/01/2025	133,000	138,552
5.63%, 09/01/2028	163,000	176,486
4.13%, 06/15/2029	491,000	501,162
3.50%, 09/01/2030	865,000	837,176
Hess Midstream Operations L.P., 5.63%, 02/15/2026(a)	465,000	477,778
Howard Midstream Energy Partners LLC, 6.75%, 01/15/2027(a)	505,000	495,453
Intrado Corp., 5.38%, 07/15/2022(a)	332,000	310,511
iStar, Inc.,
4.75%, 10/01/2024	794,000	801,829
5.50%, 02/15/2026	185,000	187,551
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(a)	560,000	570,032
Jabil, Inc., 3.00%, 01/15/2031	1,300,000	1,192,775
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/2029(a)	840,000	796,996
JPMorgan Chase & Co., Series KK, 3.65%(c)(d)(e)	3,418,000	3,204,375
Kontoor Brands, Inc., 4.13%, 11/15/2029(a)	628,000	575,333
Kraft Heinz Foods Co. (The),
6.88%, 01/26/2039	235,000	289,638
5.00%, 06/04/2042	265,000	283,378
5.20%, 07/15/2045	3,510,000	3,803,962
4.38%, 06/01/2046	71,000	70,389
5.50%, 06/01/2050	672,000	766,436
Lamar Media Corp.,
4.88%, 01/15/2029	764,000	759,214
4.00%, 02/15/2030	1,402,000	1,336,653
3.63%, 01/15/2031	350,000	321,900
Principal Amount		Value
United States–(continued)
LCM Investments Holdings II LLC, 4.88%, 05/01/2029(a)	$527,000	$498,394
Lennar Corp.,
4.50%, 04/30/2024	89,000	91,298
4.75%, 05/30/2025	244,000	252,860
5.00%, 06/15/2027	381,000	399,703
Level 3 Financing, Inc., 3.75%, 07/15/2029(a)	762,000	676,267
Lithia Motors, Inc., 3.88%, 06/01/2029(a)(e)	502,000	475,258
Lumen Technologies, Inc., Series P, 7.60%, 09/15/2039	445,000	428,292
Macy’s Retail Holdings LLC,
5.88%, 04/01/2029(a)(e)	480,000	479,446
5.88%, 03/15/2030(a)	227,000	224,201
4.50%, 12/15/2034	269,000	229,855
Marriott International, Inc.,
Series FF, 4.63%, 06/15/2030	255,000	264,613
Series GG, 3.50%, 10/15/2032	3,640,000	3,471,481
Match Group Holdings II LLC, 4.63%, 06/01/2028(a)	743,000	721,067
Mattel, Inc.,
6.20%, 10/01/2040	725,000	835,541
5.45%, 11/01/2041	725,000	773,314
MGM Resorts International,
6.00%, 03/15/2023	758,000	776,090
4.63%, 09/01/2026	221,000	217,977
Micron Technology, Inc., 4.66%, 02/15/2030	424,000	443,894
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/2029(a)	514,000	474,879
Mohegan Gaming & Entertainment, 8.00%, 02/01/2026(a)	486,000	483,551
Mueller Water Products, Inc., 4.00%, 06/15/2029(a)	500,000	474,263
Murphy Oil Corp., 6.38%, 12/01/2042	195,000	187,294
Murray Energy Corp., 3.00% PIK Rate, 9.00% Cash Rate, 04/15/2024(a)(g)(h)	2,352,945	12,000
Nabors Industries, Inc., 7.38%, 05/15/2027(a)	473,000	492,128
Navient Corp.,
6.13%, 03/25/2024	288,000	293,528
5.88%, 10/25/2024	210,000	214,515
6.75%, 06/25/2025	203,000	208,826
6.75%, 06/15/2026	110,000	112,336
5.00%, 03/15/2027	277,000	264,342
5.63%, 08/01/2033	632,000	533,430
NESCO Holdings II, Inc., 5.50%, 04/15/2029(a)	494,000	485,968
Netflix, Inc.,
5.88%, 11/15/2028	579,000	639,679
5.38%, 11/15/2029(a)	262,000	284,074
NFP Corp., 4.88%, 08/15/2028(a)	199,000	190,426
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/2026(a)	$400,000	$393,978
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 04/15/2026	649,000	567,009
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(a)	240,000	246,805
Northern Oil and Gas, Inc., 8.13%, 03/01/2028(a)	470,000	490,403
Occidental Petroleum Corp.,
6.95%, 07/01/2024	165,000	177,451
8.50%, 07/15/2027	87,000	103,081
6.13%, 01/01/2031(e)	262,000	295,157
6.20%, 03/15/2040	249,000	276,905
4.10%, 02/15/2047	324,000	300,348
Omnicare, Inc., 4.75%12/01/2022	1,765,000	1,788,409
OneMain Finance Corp.,
6.88%, 03/15/2025	434,000	456,828
7.13%, 03/15/2026	543,000	581,021
3.88%, 09/15/2028	274,000	248,140
5.38%, 11/15/2029	456,000	443,807
Papa John’s International, Inc., 3.88%, 09/15/2029(a)	521,000	478,778
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/2029(a)	250,000	258,430
Plains All American Pipeline L.P./PAA Finance Corp.,
4.50%, 12/15/2026	2,900,000	2,984,942
3.80%, 09/15/2030	780,000	766,340
Prestige Brands, Inc., 3.75%, 04/01/2031(a)	775,000	693,214
Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(a)	482,000	477,710
RHP Hotel Properties L.P./RHP Finance Corp., 4.75%, 10/15/2027	535,000	515,831
Rockies Express Pipeline LLC,
4.95%, 07/15/2029(a)	207,000	200,925
4.80%, 05/15/2030(a)	445,000	422,454
6.88%, 04/15/2040(a)	351,000	347,660
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(a)	63,000	58,826
RR Donnelley & Sons Co., 8.25%, 07/01/2027	165,000	184,903
Ryan Specialty Group LLC, 4.38%, 02/01/2030(a)	250,000	236,563
SBA Communications Corp., 3.88%, 02/15/2027	747,000	729,602
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/2026(a)	2,198,000	2,079,748
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(a)	595,000	587,265
Scientific Games International, Inc., 8.25%, 03/15/2026(a)	465,000	484,181
Scripps Escrow II, Inc., 3.88%, 01/15/2029(a)	509,000	473,642
Principal Amount		Value
United States–(continued)
Seagate HDD Cayman, 4.13%, 01/15/2031	$1,040,000	$987,532
Select Medical Corp., 6.25%, 08/15/2026(a)	472,000	489,167
Sempra Energy, 4.13%, 04/01/2052(c)	4,350,000	4,072,020
Sensata Technologies B.V.,
4.88%, 10/15/2023(a)	487,000	502,199
5.63%, 11/01/2024(a)	163,000	168,875
Sensata Technologies, Inc., 3.75%, 02/15/2031(a)	307,000	284,452
Service Properties Trust, 4.50%, 03/15/2025	511,000	479,673
Sirius XM Radio, Inc.,
3.13%, 09/01/2026(a)	869,000	822,772
4.00%, 07/15/2028(a)	404,000	384,347
SM Energy Co.,
10.00%, 01/15/2025(a)	498,000	544,214
6.75%, 09/15/2026	188,000	193,572
Sonic Automotive, Inc., 4.63%, 11/15/2029(a)(e)	722,000	650,706
Southern Co. (The),
Series B, 4.00%, 01/15/2051(c)	3,271,000	3,172,870
Series 21-A, 3.75%, 09/15/2051(c)	2,263,000	2,092,257
Sprint Capital Corp., 8.75%, 03/15/2032	341,000	459,970
Sprint Corp., 7.63%, 03/01/2026	421,000	475,650
SS&C Technologies, Inc., 5.50%, 09/30/2027(a)	917,000	925,024
SunCoke Energy, Inc., 4.88%, 06/30/2029(a)	518,000	488,992
Sunoco L.P./Sunoco Finance Corp.,
6.00%, 04/15/2027	70,000	71,437
5.88%, 03/15/2028	487,000	492,440
Talen Energy Supply LLC, 7.63%, 06/01/2028(a)	500,000	464,075
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 5.50%, 01/15/2028(a)	498,000	482,799
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
6.50%, 07/15/2027	70,000	73,766
5.00%, 01/15/2028	246,000	249,692
5.50%, 03/01/2030	75,000	77,984
4.88%, 02/01/2031	82,000	82,932
Taylor Morrison Communities, Inc., 6.63%, 07/15/2027(a)	707,000	727,351
Tenet Healthcare Corp., 4.88%, 01/01/2026(a)	707,000	714,042
Terminix Co. LLC (The), 7.45%, 08/15/2027	480,000	545,719
T-Mobile USA, Inc., 3.38%, 04/15/2029	326,000	310,515
Twilio, Inc., 3.63%, 03/15/2029	255,000	240,678
Uber Technologies, Inc., Conv., 0.00%, 12/15/2025(f)	2,800,000	2,520,000
United Airlines, Inc., 4.38%, 04/15/2026(a)	1,455,000	1,433,175
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

	Principal Amount		Value
United States–(continued)
Universal Health Services, Inc., 2.65%, 10/15/2030(a)		$1,460,000	$1,327,558
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027		505,000	507,719
Valaris Ltd.,
12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(a)(g)		177,000	183,622
Series 1145, 12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(g)		335,000	347,532
Valvoline, Inc., 3.63%, 06/15/2031(a)		433,000	374,844
Viatris, Inc., 3.85%, 06/22/2040		780,000	676,652
Vistra Corp., 7.00%(a)(c)(d)		83,000	80,950
Vistra Operations Co. LLC,
5.50%, 09/01/2026(a)		87,000	87,570
5.63%, 02/15/2027(a)		149,000	149,045
5.00%, 07/31/2027(a)		326,000	321,271
4.38%, 05/01/2029(a)(e)		517,000	489,232
WMG Acquisition Corp., 3.75%, 12/01/2029(a)		517,000	487,053
WRKCo, Inc., 3.00%, 06/15/2033		1,820,000	1,703,348
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/2029(a)		494,000	465,793
			158,562,175
Zambia–0.34%
First Quantum Minerals Ltd., 6.88%, 10/15/2027(a)		2,800,000	2,935,940
Total U.S. Dollar Denominated Bonds & Notes (Cost $339,210,161)			319,521,039

Non-U.S. Dollar Denominated Bonds & Notes–30.61%(i)
Argentina–2.43%
Argentina Treasury Bond BONCER,
1.40%, 03/25/2023	ARS	509,795,100	9,985,019
1.50%, 03/25/2024	ARS	248,481,000	4,801,360
4.00%, 04/27/2025	ARS	29,500,000	1,367,260
2.00%, 11/09/2026	ARS	305,000,000	5,041,731
			21,195,370
Austria–0.07%
Erste Group Bank AG, 4.25%(a)(c)(d)	EUR	600,000	633,715
Belgium–0.32%
KBC Group N.V.,
4.25%(a)(c)(d)	EUR	1,200,000	1,309,210
4.75%(a)(c)(d)	EUR	200,000	226,309
Kingdom of Belgium Government Bond, Series 88, 1.70%, 06/22/2050(a)	EUR	1,114,000	1,294,568
			2,830,087
	Principal Amount		Value
Brazil–6.11%
Brazil Notas do Tesouro Nacional,
Series B, 6.00%, 08/15/2026	BRL	20,300,000	$17,162,190
Series B, 6.00%, 05/15/2055	BRL	2,300,000	2,020,395
Series F, 10.00%, 01/01/2029	BRL	165,750,000	33,388,679
Swiss Insured Brazil Power Finance S.a r.l., 9.85%, 07/16/2032(a)	BRL	4,157,100	803,296
			53,374,560
Chile–0.43%
Bonos de la Tesoreria de la Republica en pesos, 2.80%, 10/01/2033(a)	CLP	4,000,000,000	3,796,390
China–7.00%
China Development Bank,
Series 2103, 3.30%, 03/03/2026	CNY	270,000,000	43,380,437
Series 2110, 3.41%, 06/07/2031	CNY	50,000,000	8,044,490
China Government Bond, 3.53%, 10/18/2051	CNY	60,000,000	9,760,564
			61,185,491
Colombia–0.99%
Colombian TES,
Series B, 7.75%, 09/18/2030	COP	31,000,000,000	7,342,994
Series B, 7.25%, 10/26/2050	COP	6,750,000,000	1,331,341
			8,674,335
Czech Rep–0.15%
CPI Property Group S.A., 4.88%(a)(c)(d)	EUR	1,300,000	1,312,401
Egypt–0.09%
Egypt Government International Bond, 4.75%, 04/16/2026(a)	EUR	800,000	818,674
France–0.89%
Accor S.A., 4.38%(a)(c)(d)	EUR	800,000	891,058
BPCE S.A., Series NC5, 1.50%, 01/13/2042(a)(c)	EUR	2,000,000	2,076,873
Credit Agricole S.A., 7.50%(a)(c)(d)	GBP	890,000	1,250,989
Electricite de France S.A., 5.38%(a)(c)(d)	EUR	2,100,000	2,418,744
French Republic Government Bond, 0.75%, 05/25/2052(a)	EUR	1,185,000	1,103,804
			7,741,468
Germany–0.42%
Bayer AG, 2.38%, 11/12/2079(a)(c)	EUR	1,500,000	1,605,113
Deutsche Lufthansa AG, 4.38%, 08/12/2075(a)(c)	EUR	1,400,000	1,447,780
Volkswagen International Finance N.V., 4.63%(a)(c)(d)	EUR	520,000	602,592
			3,655,485
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

	Principal Amount		Value
Greece–1.69%
Hellenic Republic Government Bond,
0.75%, 06/18/2031(a)	EUR	11,948,000	$11,256,713
1.88%, 01/24/2052(a)	EUR	4,073,000	3,443,686
Series GDP, 0.00%, 10/15/2042	EUR	23,730,000	35,439
			14,735,838
India–0.16%
NTPC Ltd., 2.75%, 02/01/2027(a)	EUR	1,300,000	1,435,050
Ivory Coast–0.13%
Ivory Coast Government International Bond, 4.88%, 01/30/2032(a)	EUR	1,150,000	1,123,914
Malaysia–0.15%
Malaysia Government Bond, Series 317, 4.76%, 04/07/2037	MYR	5,100,000	1,276,487
Mexico–2.03%
Mexican Bonos,
Series M, 7.75%, 05/29/2031	MXN	272,150,000	13,193,460
Series M, 7.75%, 11/13/2042	MXN	54,000,000	2,532,651
Series M 30, 8.50%, 11/18/2038	MXN	40,000,000	2,043,947
			17,770,058
Netherlands–0.38%
Cooperatieve Rabobank U.A., 4.38%(a)(c)(d)	EUR	3,000,000	3,347,038
New Zealand–0.56%
New Zealand Government Bond, Series 551, 2.75%, 05/15/2051	NZD	8,000,000	4,869,176
Romania–0.12%
Romanian Government International Bond, 2.00%, 04/14/2033(a)	EUR	1,209,000	1,078,816
Russia–0.00%
Mos.ru, 5.00%, 08/22/2034	RUB	22,725,040	0
Russian Federal Bond - OFZ,
Series 6212, 7.05%, 01/19/2028(j)	RUB	125,000,000	0
Series 6226, 7.95%, 10/07/2026(j)	RUB	300,000,000	0
			0
	Principal Amount		Value
South Africa–3.47%
Republic of South Africa Government Bond,
Series 2030, 8.00%, 01/31/2030	ZAR	142,000,000	$8,879,069
Series 2035, 8.88%, 02/28/2035	ZAR	70,000,000	4,306,347
Series 2037, 8.50%, 01/31/2037	ZAR	239,400,000	13,982,271
Series 2048, 8.75%, 02/28/2048	ZAR	54,000,000	3,108,442
			30,276,129
Spain–1.11%
Banco Bilbao Vizcaya Argentaria S.A.,
6.00%(a)(c)(d)	EUR	600,000	687,519
6.00%(a)(c)(d)	EUR	200,000	231,759
Banco Santander S.A., 4.38%(a)(c)(d)	EUR	1,200,000	1,294,509
CaixaBank S.A.,
6.00%(a)(c)(d)	EUR	1,600,000	1,789,912
5.88%(a)(c)(d)	EUR	800,000	935,312
Repsol International Finance B.V., 3.75%(a)(c)(d)	EUR	1,500,000	1,677,006
Telefonica Europe B.V.,
2.88%(a)(c)(d)	EUR	1,500,000	1,556,797
4.38%(a)(c)(d)	EUR	1,300,000	1,492,193
			9,665,007
Supranational–0.63%
African Development Bank, 0.00%, 01/17/2050(f)	ZAR	78,000,000	621,438
Corp. Andina de Fomento, 6.82%, 02/22/2031(a)	MXN	81,800,000	3,599,118
International Finance Corp.,
0.00%, 02/15/2029(a)(f)	TRY	3,700,000	53,211
0.00%, 03/23/2038(f)	MXN	90,000,000	1,183,258
			5,457,025
Sweden–0.08%
Heimstaden Bostad AB, 3.38%(a)(c)(d)	EUR	650,000	657,122
Switzerland–0.35%
Credit Suisse Group AG, 2.88%, 04/02/2032(a)(c)	EUR	1,500,000	1,666,020
Dufry One B.V., 2.00%, 02/15/2027(a)	EUR	1,400,000	1,390,545
			3,056,565
United Kingdom–0.85%
Gatwick Airport Finance PLC, 4.38%, 04/07/2026(a)	GBP	2,175,000	2,657,385
International Consolidated Airlines Group S.A.,
2.75%, 03/25/2025(a)	EUR	600,000	633,374
1.50%, 07/04/2027(a)	EUR	800,000	743,068
Nationwide Building Society, 5.75%(a)(c)(d)	GBP	725,000	963,150
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

	Principal Amount		Value
United Kingdom–(continued)
NatWest Group PLC,
5.13%(c)(d)	GBP	1,035,000	$1,344,514
4.50%(c)(d)	GBP	900,000	1,100,375
			7,441,866
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $267,666,677)			267,408,067

Asset-Backed Securities–7.89%
American Credit Acceptance Receivables Trust, Series 2019-2, Class D, 3.41%, 06/12/2025(a)		$1,720,000	1,732,112
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(k)		9,561	9,687
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.49%, 01/15/2051(l)		5,523,094	125,488
CarMax Auto Owner Trust, Series 2019-3, Class D, 2.85%, 01/15/2026		990,000	983,354
CCG Receivables Trust,
Series 2019-1, Class B, 3.22%, 09/14/2026(a)		140,000	140,975
Series 2019-1, Class C, 3.57%, 09/14/2026(a)		35,000	35,306
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 0.92%, 11/13/2050(l)		2,163,073	69,444
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 2.96%, 01/25/2036(m)		5,061	4,814
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 1.08%, 10/12/2050(l)		5,780,517	229,607
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2, Class 1A3, 2.82%, 05/25/2035(m)		211,427	211,597
Series 2006-AR1, Class 1A1, 3.15% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(k)		48,995	50,031
COMM Mortgage Trust,
Series 2012-CR5, Class XA, IO, 1.49%, 12/10/2045(l)		2,253,039	10,982
Series 2014-UBS6, Class AM, 4.05%, 12/10/2047		1,600,000	1,610,629
Series 2014-CR21, Class AM, 3.99%, 12/10/2047		25,000	24,960
Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035		154,119	150,884
Series 2005-JA, Class A7, 5.50%, 11/25/2035		218,252	208,442
Credit Acceptance Auto Loan Trust, Series 2019-1A, Class C, 3.94%, 06/15/2028(a)		435,051	435,940
Principal Amount		Value

CWHEQ Revolving Home Equity Loan Trust,
Series 2005-G, Class 2A, 0.63% (1 mo. USD LIBOR + 0.23%), 12/15/2035(k)	$4,401	$4,364
Series 2006-H, Class 2A1A, 0.55% (1 mo. USD LIBOR + 0.15%), 11/15/2036(k)	9,429	7,276
Dell Equipment Finance Trust, Series 2019-2, Class D, 2.48%, 04/22/2025(a)	1,290,000	1,291,116
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A1, 5.89%, 06/25/2036(m)	27,513	26,359
DT Auto Owner Trust,
Series 2019-2A, Class D, 3.48%, 02/18/2025(a)	285,000	287,833
Series 2019-4A, Class D, 2.85%, 07/15/2025(a)	2,050,000	2,043,850
Exeter Automobile Receivables Trust,
Series 2019-1A, Class D, 4.13%, 12/16/2024(a)	1,698,072	1,714,840
Series 2019-4A, Class D, 2.58%, 09/15/2025(a)	2,730,000	2,721,033
FREMF Mortgage Trust,
Series 2017-K62, Class B, 3.88%, 01/25/2050(a)(m)	280,000	282,825
Series 2016-K54, Class C, 4.05%, 04/25/2048(a)(m)	1,810,000	1,784,697
GSR Mortgage Loan Trust, Series 2005-AR, Class 6A1, 3.02%, 07/25/2035(m)	2,349	2,398
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class AS, 3.22%, 04/15/2046	235,000	234,896
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A1, 2.39%, 07/25/2035(m)	15,620	15,785
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class B, 4.12%, 11/15/2047(m)	680,000	667,527
MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3, 0.56% (1 mo. USD LIBOR + 0.10%), 08/25/2036(k)	691,914	294,010
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C9, Class AS, 3.46%, 05/15/2046	570,000	570,923
Series 2014-C14, Class B, 4.86%, 02/15/2047(m)	240,000	244,064
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.78%, 12/15/2050(l)	1,982,197	68,804
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70%, 10/15/2024(a)	1,410,000	1,411,658
Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	6,402	5,808
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

	Principal Amount		Value

Santander Retail Auto Lease Trust,
Series 2019-B, Class C, 2.77%, 08/21/2023(a)		$1,410,000	$1,412,158
Series 2019-C, Class C, 2.39%, 11/20/2023(a)		2,365,000	2,370,926
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 0.98%, 11/15/2050(l)		3,699,279	135,112
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2005-AR16, Class 1A1, 2.67%, 12/25/2035(m)		3,323	3,353
Series 2003-AR10, Class A7, 2.49%, 10/25/2033(m)		20,311	20,305
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 0.87%, 12/15/2050(l)		2,747,815	114,701
WFRBS Commercial Mortgage Trust,
Series 2013-C14, Class AS, 3.49%, 06/15/2046		640,000	642,150
Series 2014-LC14, Class AS, 4.35%, 03/15/2047(m)		395,000	399,794
Series 2014-C20, Class AS, 4.18%, 05/15/2047		490,000	492,388
Madison Park Funding XI Ltd., Series 2013-11A, Class DR, 3.51% (3 mo. USD LIBOR + 3.25%), 07/23/2029(a)(k)		250,000	249,062
Alba PLC,
Series 2007-1, Class F, 3.97% (SONIA + 3.37%), 03/17/2039(a)(i)(k)	GBP	343,778	436,969
Series 2007-1, Class E, 1.92% (SONIA + 1.32%), 03/17/2039(a)(i)(k)	GBP	2,673,832	3,236,844
Eurohome UK Mortgages PLC,
Series 2007-1, Class B1, 1.94% (3 mo. GBP LIBOR + 0.90%), 06/15/2044(a)(i)(k)	GBP	780,000	879,527
Series 2007-2, Class B1, 2.44% (3 mo. GBP LIBOR + 1.40%), 09/15/2044(a)(i)(k)	GBP	872,000	1,041,074
Eurosail PLC,
Series 2006-2X, Class E1C, 4.29% (3 mo. GBP LIBOR + 3.25%), 12/15/2044(a)(i)(k)	GBP	1,830,000	2,258,598
Series 2006-4X, Class E1C, 3.98% (3 mo. GBP LIBOR + 3.00%), 12/10/2044(a)(i)(k)	GBP	1,608,336	2,011,687
Series 2007-2X, Class D1A, 0.30% (3 mo. EURIBOR + 0.80%), 03/13/2045(a)(i)(k)	EUR	3,360,000	3,182,231
Series 2006-2X, Class D1A, 0.30% (3 mo. EURIBOR + 0.80%), 12/15/2044(a)(i)(k)	EUR	2,700,000	2,496,277
Great Hall Mortgages No. 1 PLC, Series 2007-2X, Class EB, 3.26% (3 mo. EURIBOR + 3.75%), 06/18/2039(a)(i)(k)	EUR	1,780,000	1,947,102
Hawksmoor Mortgage Funding 2019-1 PLC, Series 2019-1X, Class F, 4.02% (SONIA + 3.50%), 05/25/2053(a)(i)(k)	GBP	2,976,000	3,921,744
	Principal Amount		Value

Hawksmoor Mortgage Funding PLC, Series 2019-1X, Class G, 4.02% (SONIA + 3.50%), 05/25/2053(a)(i)(k)	GBP	1,654,000	$2,177,891
Ludgate Funding PLC, Series 2007-1, Class MA, 1.28% (3 mo. GBP LIBOR + 0.24%), 01/01/2061(a)(i)(k)	GBP	1,082,061	1,320,186
Stratton Mortgage Funding PLC,
Series 2021-1, Class D, 2.79% (SONIA + 2.10%), 09/25/2051(a)(i)(k)	GBP	1,300,000	1,699,366
Series 2021-1, Class E, 3.44% (SONIA + 2.75%), 09/25/2051(a)(i)(k)	GBP	780,000	1,016,784
Towd Point Mortgage Funding 2019 - Granite4 PLC,
Series 2019-GR4X, Class FR, 2.47% (SONIA + 2.05%), 10/20/2051(a)(i)(k)	GBP	870,000	1,135,580
Series 2019-GR4X, Class GR, 2.92% (SONIA + 2.50%), 10/20/2051(a)(i)(k)	GBP	725,000	949,864
Prosil Acquisition S.A., Series 2019-1, Class A, 1.45% (3 mo. EURIBOR + 2.00%), 10/31/2039(a)(i)(k)	EUR	1,899,348	2,004,107
Alhambra SME Funding DAC,
Series 2019-1, Class A, 2.00% (1 mo. EURIBOR + 2.00%), 11/30/2028(a)(i)(k)	EUR	2,669,086	2,922,518
Series 2019-1, Class B, 2.50% (1 mo. EURIBOR + 2.50%), 11/30/2028(a)(i)(k)	EUR	625,000	675,890
Series 2019-1, Class D, 8.72% (1 mo. EURIBOR + 9.25%), 11/30/2028(a)(i)(k)	EUR	141,425	132,438
Lusitano Mortgages No. 5 PLC, Class D, 0.40% (3 mo. EURIBOR + 0.96%), 07/15/2059(a)(i)(k)	EUR	848,737	811,065
Futura S.r.l., Series 2019-1, Class A, 2.48% (6 mo. EURIBOR + 3.00%), 07/31/2044(a)(i)(k)	EUR	1,647,693	1,830,767
Taurus, Series 2018-IT1, Class A, 1.00% (3 mo. EURIBOR + 1.00%), 05/18/2030(i)(k)	EUR	4,069,950	4,471,189
IM Pastor 4, FTA, Series A, 0.00% (3 mo. EURIBOR + 0.14%), 03/22/2044(a)(i)(k)	EUR	769,890	796,309
Total Asset-Backed Securities (Cost $72,670,748)			68,910,274
	Shares
Exchange-Traded Funds–1.73%
United States–1.73%
Invesco Senior Loan ETF(e)(n) (Cost $15,343,171)		693,021	15,087,067
	Principal Amount
U.S. Treasury Securities–1.31%
U.S. Treasury Inflation — Indexed Bonds–1.31%
0.13%, 02/15/2051 (Cost $11,003,888)(o)		$11,003,888	11,429,095
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

	Principal Amount	Value
Variable Rate Senior Loan Interests–0.76%(p)(q)
Canada–0.06%
Four Seasons Hotels Ltd., First Lien Term Loan, 2.46% (1 mo. USD LIBOR + 2.00%), 11/30/2023	$499,739	$498,880
United States–0.70%
Bausch Health Americas, Inc., First Lien Incremental Term Loan, 3.21% (3 mo. USD LIBOR + 2.75%), 11/27/2025	386,252	383,355
Claire’s Stores, Inc., Term Loan, 6.96% (1 mo. USD LIBOR + 6.50%), 12/18/2026	71,514	70,233
Covanta Holding Corp., Term Loan B, 3.00% (1 mo. USD LIBOR + 2.50%), 11/17/2028	97,913	97,607
Covanta Holding Corp., Term Loan C, 3.00% (1 mo. USD LIBOR + 2.50%), 11/17/2028	7,334	7,311
Dun & Bradstreet Corp. (The), Term Loan, 3.70% (1 mo. USD LIBOR + 3.25%), 02/06/2026	423,401	420,187
Endo Luxembourg Finance Co. I S.a.r.l., Term Loan, 5.75% (1 mo. USD LIBOR + 5.00%), 03/27/2028	499,950	469,693
Flex Acquisition Co., Inc., Incremental Term Loan B, 3.21% (3 mo. USD LIBOR + 3.00%), 06/29/2025	496,619	496,309
Global Medical Response, Inc., Term Loan, 5.25% (1 mo. USD LIBOR + 4.25%), 10/02/2025	492,030	489,493
IRB Holding Corp., Term Loan, 3.75% (SOFR + 3.00%), 12/15/2027	1,038,153	1,033,611
PetSmart LLC, Term Loan, 4.50% (1 mo. USD LIBOR + 3.75%), 02/11/2028	746,250	744,851
Schweitzer-Mauduit International, Inc. (SWM International), Term Loan B, 4.50% (1 mo. USD LIBOR + 3.75%), 04/20/2028	956,510	946,151
Surgery Center Holdings, Inc., Term Loan, 4.50% (1 mo. USD LIBOR + 3.75%), 09/03/2026	491,998	488,987
United Natural Foods, Inc., Term Loan B, 3.71% (3 mo. USD LIBOR + 3.25%), 10/22/2025	462,381	459,325
		6,107,113
Total Variable Rate Senior Loan Interests (Cost $6,652,917)		6,605,993
	Principal Amount	Value
Agency Credit Risk Transfer Notes–0.54%
United States–0.54%
Fannie Mae Connecticut Avenue Securities,
Series 2017-C04, Class 2M2, 3.31% (1 mo. USD LIBOR + 2.85%), 11/25/2029(k)	$801,628	$816,069
Series 2017-C07, Class 1M2, 2.86% (1 mo. USD LIBOR + 2.40%), 05/25/2030(k)	374,770	379,487
Series 2018-C06, Class 2M2, 2.56% (1 mo. USD LIBOR + 2.10%), 03/25/2031(k)	851,735	850,467
Series 2018-R07, Class 1M2, 2.86% (1 mo. USD LIBOR + 2.40%), 04/25/2031(a)(k)	344,969	345,111
Series 2019-R02, Class 1M2, 2.76% (1 mo. USD LIBOR + 2.30%), 08/25/2031(a)(k)	81,603	81,631
Series 2019-R03, Class 1M2, 2.61% (1 mo. USD LIBOR + 2.15%), 09/25/2031(a)(k)	178,639	178,703
Freddie Mac,
Series 2022-DNA2, Class M1B, STACR®, 2.50% (30 Day Average SOFR + 2.40%), 02/25/2042(a)(k)	1,500,000	1,461,671
Series 2019-HRP1, Class M2, STACR®, 1.86% (1 mo. USD LIBOR + 1.40%), 02/25/2049(a)(k)	666,308	657,602
Total Agency Credit Risk Transfer Notes (Cost $4,746,800)		4,770,741

U.S. Government Sponsored Agency Mortgage-Backed Securities–0.42%
Fannie Mae Interest STRIPS,
IO, 7.50%, 03/25/2023 - 01/25/2024(r)	28,488	1,087
6.50%, 04/25/2029 - 07/25/2032(r)	233,585	36,901
6.00%, 12/25/2032 - 08/25/2035(l)(r)	670,803	108,035
5.50%, 01/25/2034 - 06/25/2035(r)	212,533	34,295
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
Fannie Mae REMICs,
IO, 6.24%, 02/25/2024 - 05/25/2035(k)(r)	$170,022	$22,538
7.43%, 11/18/2031 - 12/18/2031(k)(r)	23,002	3,512
7.44% (7.90% - (1.00 x 1 mo. USD LIBOR)), 11/25/2031(k)(r)	3,393	540
7.49% (7.95% - (1.00 x 1 mo. USD LIBOR)), 01/25/2032(k)(r)	3,577	540
7.64% (8.10% - (1.00 x 1 mo. USD LIBOR)), 03/25/2032(k)(r)	5,353	923
6.54% (7.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032(k)(r)	20,579	2,775
7.34% (7.80% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032(k)(r)	2,856	473
7.54%, 07/25/2032 - 09/25/2032(k)(r)	13,187	2,347
7.63%, 12/18/2032(k)(r)	39,995	6,349
7.79%, 02/25/2033 - 05/25/2033(k)(r)	40,453	8,027
7.00%, 03/25/2033 - 04/25/2033(r)	110,266	18,132
7.09% (7.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2033(k)(r)	156,030	26,634
5.59%, 03/25/2035 - 07/25/2038(k)(r)	197,946	22,932
6.29%, 03/25/2035 - 05/25/2035(k)(r)	247,295	19,291
6.14% (6.60% - (1.00 x 1 mo. USD LIBOR)), 05/25/2035(k)(r)	99,459	11,082
6.77% (7.23% - (1.00 x 1 mo. USD LIBOR)), 09/25/2036(k)(r)	189,206	17,945
6.08% (6.54% - (1.00 x 1 mo. USD LIBOR)), 06/25/2037(k)(r)	156,204	22,066
4.00%, 04/25/2041(r)	306,860	31,177
6.09% (6.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2041(k)(r)	74,119	9,408
5.69% (6.15% - (1.00 x 1 mo. USD LIBOR)), 12/25/2042(k)(r)	188,693	35,280
5.50%, 12/25/2025	91,893	93,447
4.00%, 08/25/2026 - 03/25/2041	23,268	23,612
6.00%, 01/25/2032	29,802	31,968
1.46%, 04/25/2032 - 12/25/2032(k)	159,185	161,171
0.96% (1 mo. USD LIBOR + 0.50%), 09/25/2032(k)	38,517	38,701
0.97% (1 mo. USD LIBOR + 0.50%), 10/18/2032(k)	11,709	11,761
0.86% (1 mo. USD LIBOR + 0.40%), 11/25/2033(k)	7,342	7,359
22.89% (24.57% - (3.67 x 1 mo. USD LIBOR)), 03/25/2036(k)	39,018	56,842
Principal Amount		Value
22.53% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(k)	$50,562	$69,529
1.40% (1 mo. USD LIBOR + 0.94%), 06/25/2037(k)	9,687	9,844
Federal Home Loan Mortgage Corp.,
6.50%, 11/01/2022 - 08/01/2031	53,951	58,008
5.00%, 09/01/2033	93,499	101,359
7.00%, 10/01/2037	9,361	10,523
Federal National Mortgage Association,
5.50%, 04/01/2022 - 02/01/2035	9,669	10,578
5.00%, 01/01/2024 - 07/01/2033	99,268	107,320
7.50%, 10/01/2029 - 03/01/2033	178,308	196,427
7.00%, 07/01/2032 - 04/01/2033	22,600	24,581
8.50%, 07/01/2032	151	152
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K734, Class X1, IO, 0.65%, 02/25/2026(l)	1,662,879	34,855
Series K735, Class X1, IO, 1.10%, 05/25/2026(l)	2,927,554	98,332
Series K093, Class X1, IO, 0.95%, 05/25/2029(l)	20,010,482	1,144,427
Freddie Mac REMICs,
1.50%, 07/15/2023	8,372	8,381
5.00%, 09/15/2023	46,356	47,031
6.75%, 02/15/2024	18,122	18,643
7.00%, 09/15/2026	88,597	93,868
0.85%, 12/15/2028 - 02/15/2029(k)	104,623	104,856
6.00%, 04/15/2029	54,347	57,984
6.50%, 10/15/2029 - 06/15/2032	140,719	153,361
0.95%, 06/15/2031 - 01/15/2032(k)	92,717	93,276
1.40%, 02/15/2032 - 03/15/2032(k)	60,865	61,886
3.50%, 05/15/2032	18,935	19,052
23.30% (24.75% - (3.67 x 1 mo. USD LIBOR)), 08/15/2035(k)	35,579	52,537
4.00%, 06/15/2038	24,969	25,464
3.00%, 05/15/2040	1,017	1,019
IO, 5.60%, 03/15/2024 - 04/15/2038(k)(r)	57,603	3,713
7.55% (7.95% - (1.00 x 1 mo. USD LIBOR)), 12/15/2026(k)(r)	65,979	4,013
8.26%, 07/17/2028(k)(r)	3,059	137
7.25% (7.65% - (1.00 x 1 mo. USD LIBOR)), 03/15/2029(k)(r)	133,043	13,075
7.70% (8.10% - (1.00 x 1 mo. USD LIBOR)), 06/15/2029(k)(r)	5,111	599
7.60% (8.00% - (1.00 x 1 mo. USD LIBOR)), 04/15/2032(k)(r)	255,612	20,589
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

	Principal Amount	Value
6.65% (7.05% - (1.00 x 1 mo. USD LIBOR)), 10/15/2033(k)(r)	$60,523	$7,382
6.30% (6.70% - (1.00 x 1 mo. USD LIBOR)), 01/15/2035(k)(r)	65,693	6,813
6.35% (6.75% - (1.00 x 1 mo. USD LIBOR)), 02/15/2035(k)(r)	10,725	1,109
6.32%, 05/15/2035(k)(r)	212,006	23,671
6.60% (7.00% - (1.00 x 1 mo. USD LIBOR)), 12/15/2037(k)(r)	43,644	7,063
5.67% (6.07% - (1.00 x 1 mo. USD LIBOR)), 05/15/2038(k)(r)	88,242	11,837
5.85% (6.25% - (1.00 x 1 mo. USD LIBOR)), 12/15/2039(k)(r)	23,726	3,004
Freddie Mac STRIPS,
IO, 6.50%, 02/01/2028(r)	1,609	194
7.00%, 09/01/2029(r)	11,639	1,796
6.00%, 12/15/2032(r)	27,533	3,877
Government National Mortgage Association,
ARM, 1.75% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 11/20/2025(k)	620	629
8.00%, 05/15/2026	4,973	4,992
7.00%, 04/15/2028 - 07/15/2028	24,781	25,934
IO, 6.12% (6.55% - (1.00 x 1 mo. USD LIBOR)), 04/16/2037(k)(r)	102,941	14,023
6.22% (6.65% - (1.00 x 1 mo. USD LIBOR)), 04/16/2041(k)(r)	167,099	18,948
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $4,428,703)		3,643,841
	Shares
Preferred Stocks–0.19%
United States–0.19%
AT&T, Inc., 2.88%, Series B, Pfd.(c)	1,500,000	1,618,138
Claire’s Holdings LLC, Series A, Pfd.	71	18,371
Total Preferred Stocks (Cost $1,841,948)		1,636,509
Common Stocks & Other Equity Interests–0.12%
Argentina–0.09%
TMF Trust Co. S.A.(j)	86,931,847	783,110
United States–0.03%
ACNR Holdings, Inc.	911	62,480
Shares		Value
United States–(continued)
Civitas Resources, Inc.	1,202	$71,771
Claire’s Holdings LLC	235	76,963
Cxloyalty Group, Inc., Wts., expiring 04/10/2024(j)	775	0
McDermott International Ltd.(s)	15,957	10,532
McDermott International Ltd., Series A, Wts., expiring 06/30/2027(j)(s)	31,946	4,153
McDermott International Ltd., Series B, Wts., expiring 06/30/2027(j)(s)	35,496	4,614
McDermott International Ltd., Wts., expiring 12/31/2049(j)	23,067	14,463
Party City Holdco, Inc.(s)	3,211	11,497
Sabine Oil & Gas Holdings, Inc.(j)(s)	837	569
Windstream Services LLC(j)	176	3,080
		260,122
Total Common Stocks & Other Equity Interests (Cost $3,919,707)		1,043,232
Money Market Funds–13.06%
Invesco Government & Agency Portfolio, Institutional Class, 0.25%(n)(t)	39,657,617	39,657,617
Invesco Liquid Assets Portfolio, Institutional Class, 0.25%(n)(t)	29,162,099	29,153,351
Invesco Treasury Portfolio, Institutional Class, 0.16%(n)(t)	45,322,990	45,322,990
Total Money Market Funds (Cost $114,136,039)		114,133,958

Options Purchased–0.79%
(Cost $5,429,923)(u)		6,919,158
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-93.99% (Cost $847,050,682)		821,108,974
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.79%
Invesco Private Government Fund, 0.31%(n)(t)(v)	7,311,068	7,311,068
Invesco Private Prime Fund, 0.34%(n)(t)(v)	17,060,865	17,059,159
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $24,372,896)		24,370,227
TOTAL INVESTMENTS IN SECURITIES—96.78% (Cost $871,423,578)		845,479,201
OTHER ASSETS LESS LIABILITIES–3.22%		28,154,430
NET ASSETS–100.00%		$873,633,631
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
ARS	– Argentina Peso
BRL	– Brazilian Real
CLP	– Chile Peso
CNY	– Chinese Yuan Renminbi
Conv.	– Convertible
COP	– Colombia Peso
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NZD	– New Zealand Dollar
Pfd.	– Preferred
PIK	– Pay-in-Kind
REMICs	– Real Estate Mortgage Investment Conduits
RUB	– Russian Ruble
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TRY	– Turkish Lira
USD	– U.S. Dollar
Wts.	– Warrants
ZAR	– South African Rand
Notes to Consolidated Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2022 was $320,745,068, which represented 36.71% of the Fund’s Net Assets.
(b)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	All or a portion of this security was out on loan at March 31, 2022.
(f)	Zero coupon bond issued at a discount.
(g)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(h)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at March 31, 2022 represented less than 1% of the Fund’s Net Assets.
(i)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(j)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2022.
(l)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on March 31, 2022.
(m)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on March 31, 2022.
(n)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2022	Dividend Income
Invesco Senior Loan ETF*	$29,610,464	$-	$(13,975,447)	$(107,235)	$(440,715)	$15,087,067	$212,562
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	36,238,696	62,006,617	(58,587,696)	-	-	39,657,617	4,391
Invesco Liquid Assets Portfolio, Institutional Class	26,717,080	44,290,441	(41,848,355)	47	(5,862)	29,153,351	2,523
Invesco Treasury Portfolio, Institutional Class	41,415,653	70,864,705	(66,957,368)	-	-	45,322,990	2,728
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$13,176,631	$13,068,164	$(18,933,727)	$-	$-	$7,311,068	$2,790**
Invesco Private Prime Fund	30,745,471	23,446,107	(37,123,144)	(2,322)	(6,953)	17,059,159	8,985**
Total	$177,903,995	$213,676,034	$(237,425,737)	$(109,510)	$(453,530)	$153,591,252	$233,979

*	Amounts exclude return of capital received from previously held underlying funds due to the timing of the determination of the character of dividends received.
**	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(o)	Principal amount of security and interest payments are adjusted for inflation.
(p)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(q)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(r)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(s)	Non-income producing security.
(t)	The rate shown is the 7-day SEC standardized yield as of March 31, 2022.
(u)	The table below details options purchased.
(v)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Over-The-Counter Foreign Currency Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD Versus USD	Call	Bank of America, N.A.	12/05/2022	USD	0.80	AUD	2,175,000	$ 359,085
EUR Versus CHF	Call	UBS AG	09/06/2022	CHF	1.06	EUR	18,000,000	17,782
USD Versus JPY	Call	Goldman Sachs International	04/06/2026	JPY	115.00	USD	14,000,000	556,738
USD Versus JPY	Call	Goldman Sachs International	04/09/2026	JPY	115.00	USD	14,000,000	556,080
Subtotal — Foreign Currency Call Options Purchased								1,489,685
Currency Risk
EUR Versus CZK	Put	J.P. Morgan Chase Bank, N.A.	02/05/2024	CZK	24.30	EUR	1,000,000	157,391
EUR Versus CZK	Put	Morgan Stanley and Co. International PLC	12/07/2022	CZK	24.60	EUR	750,000	251,910
EUR Versus PLN	Put	Bank of America, N.A.	03/24/2023	PLN	4.50	EUR	1,500,000	197,336
EUR Versus SEK	Put	J.P. Morgan Chase Bank, N.A.	07/27/2022	SEK	10.20	EUR	15,000,000	135,106
USD Versus BRL	Put	Bank of America, N.A.	06/06/2022	BRL	4.95	USD	23,200,000	11,345
USD Versus BRL	Put	Goldman Sachs International	06/27/2022	BRL	4.78	USD	24,000,000	624,456
USD Versus BRL	Put	J.P. Morgan Chase Bank, N.A.	08/22/2022	BRL	4.60	USD	750,000	200,526
USD Versus BRL	Put	J.P. Morgan Chase Bank, N.A.	09/22/2022	BRL	4.30	USD	1,800,000	204,485
USD Versus CAD	Put	Bank of America, N.A.	09/20/2022	CAD	1.20	USD	1,450,000	500,244
USD Versus CAD	Put	Goldman Sachs International	08/12/2022	CAD	1.23	USD	15,000,000	160,785
USD Versus CLP	Put	Bank of America, N.A.	04/20/2022	CLP	780.00	USD	15,000,000	131,760
USD Versus CLP	Put	Bank of America, N.A.	06/28/2022	CLP	775.00	USD	18,000,000	289,332
USD Versus CNH	Put	Goldman Sachs International	05/17/2022	CNH	6.25	USD	1,400,000	75,876
USD Versus COP	Put	Morgan Stanley and Co. International PLC	06/16/2022	COP	3,850.00	USD	15,000,000	66,360
USD Versus INR	Put	Standard Chartered Bank PLC	05/06/2022	INR	73.00	USD	1,160,000	19,892
USD Versus INR	Put	Standard Chartered Bank PLC	07/06/2022	INR	74.00	USD	13,000,000	3,926
USD Versus JPY	Put	Bank of America, N.A.	08/15/2022	JPY	113.00	USD	1,500,000	57,918
USD Versus JPY	Put	Goldman Sachs International	07/08/2022	JPY	113.50	USD	29,000,000	4,437
USD Versus JPY	Put	Goldman Sachs International	07/08/2022	JPY	114.00	USD	29,000,000	6,931
USD Versus KRW	Put	Standard Chartered Bank PLC	04/19/2022	KRW	1,150.00	USD	1,000,000	5,232
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
USD Versus MXN	Put	Goldman Sachs International	06/23/2022	MXN	20.25	USD	15,000,000	$354,675
USD Versus MXN	Put	Morgan Stanley and Co. International PLC	06/28/2022	MXN	19.75	USD	18,000,000	217,728
USD Versus RUB	Put	Bank of America, N.A.	02/22/2023	RUB	70.00	USD	1,500,000	406,635
USD Versus RUB	Put	Goldman Sachs International	09/15/2022	RUB	72.00	USD	700,000	221,417
USD Versus RUB	Put	J.P. Morgan Chase Bank, N.A.	01/19/2023	RUB	70.00	USD	870,000	263,269
USD Versus RUB	Put	J.P. Morgan Chase Bank, N.A.	02/16/2023	RUB	68.00	USD	900,000	226,735
USD Versus RUB	Put	J.P. Morgan Chase Bank, N.A.	02/21/2023	RUB	68.00	USD	1,200,000	297,373
USD Versus RUB	Put	UBS AG	08/19/2022	RUB	67.00	USD	750,000	278,626
USD Versus THB	Put	Standard Chartered Bank PLC	05/05/2022	THB	32.85	USD	18,000,000	24,102
USD Versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	06/09/2022	ZAR	14.85	USD	18,000,000	21,456
Subtotal — Foreign Currency Put Options Purchased								5,417,264
Total Foreign Currency Options Purchased								$6,906,949

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $12,692,000.

Open Over-The-Counter Credit Default Swaptions Purchased(a)
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(b)	Notional Value		Value
Credit Risk
J.P. Morgan Chase Bank, N.A.	Put	1.10%	Markit CDX North America High Yield Index, Series 37, Version 1	1.00%	Quarterly	04/20/2022	0.654%	EUR	100,000,000	$12,209

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $12,692,000.
(b)	Implied credit spreads represent the current level, as of March 31, 2022, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Credit Default Swaptions Written(a)
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(b)	Notional Value			Value
Credit Risk
Goldman Sachs International	Put	1.02%	Markit CDX North America High Yield Index, Series 37, Version 1	5.00%	Quarterly	04/20/2022	3.432%	USD	30,000,000	$(25,478)
J.P. Morgan Chase Bank, N.A.	Put	4.00	Markit iTraxx Europe Crossover Index, Series 36, Version 1	5.00	Quarterly	05/18/2022	3.105	EUR	62,500,000	(242,166)
J.P. Morgan Chase Bank, N.A.	Put	1.03	Markit CDX North America High Yield Index, Series 37, Version 1	5.00	Quarterly	04/20/2022	3.432	USD	14,500,000	(17,302)
J.P. Morgan Chase Bank, N.A.	Put	1.30	Markit iTraxx Europe Index, Series 36, Version 1	1.00	Quarterly	04/20/2022	0.654	EUR	100,000,000	(8,335)
J.P. Morgan Chase Bank, N.A.	Put	1.40	Markit iTraxx Europe Index, Series 36, Version 1	1.00	Quarterly	04/20/2022	0.654	EUR	100,000,000	(7,100)
Morgan Stanley and Co. International PLC	Put	1.02	Markit CDX North America High Yield Index, Series 37, Version 1	5.00	Quarterly	04/20/2022	3.432	USD	21,750,000	(18,471)
Total Credit Default Swaptions Written										$(318,852)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $12,692,000.
(b)	Implied credit spreads represent the current level, as of March 31, 2022, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Written(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value			Value
Currency Risk
EUR Versus CZK	Call	Morgan Stanley and Co. International PLC	07/07/2022	CZK	27.30	EUR	7,500,000	$(16,934)
EUR Versus SEK	Call	J.P. Morgan Chase Bank, N.A.	07/27/2022	SEK	10.70	EUR	15,000,000	(141,711)
USD Versus BRL	Call	Goldman Sachs International	06/27/2022	BRL	5.25	USD	24,000,000	(325,800)
USD Versus BRL	Call	J.P. Morgan Chase Bank, N.A.	09/22/2022	BRL	6.00	USD	600,000	(42,740)
USD Versus CAD	Call	Bank of America, N.A.	09/20/2022	CAD	1.40	USD	2,320,000	(67,347)
USD Versus CAD	Call	Goldman Sachs International	08/12/2022	CAD	1.32	USD	15,000,000	(65,265)
USD Versus CLP	Call	Bank of America, N.A.	06/28/2022	CLP	850.00	USD	18,000,000	(196,380)
USD Versus JPY	Call	Goldman Sachs International	04/09/2026	JPY	130.00	USD	14,000,000	(231,126)
USD Versus MXN	Call	Goldman Sachs International	06/23/2022	MXN	21.40	USD	15,000,000	(93,375)
USD Versus MXN	Call	Morgan Stanley and Co. International PLC	06/28/2022	MXN	21.35	USD	18,000,000	(127,890)
Subtotal — Foreign Currency Call Options Written								(1,308,568)
Currency Risk
AUD Versus USD	Put	Bank of America, N.A.	05/13/2022	USD	0.75	AUD	30,000,000	(22)
EUR Versus SEK	Put	J.P. Morgan Chase Bank, N.A.	07/27/2022	SEK	9.90	EUR	15,000,000	(37,353)
USD Versus BRL	Put	Goldman Sachs International	06/27/2022	BRL	4.55	USD	24,000,000	(253,632)
USD Versus CLP	Put	Bank of America, N.A.	04/20/2022	CLP	760.00	USD	15,000,000	(31,800)
USD Versus CLP	Put	Bank of America, N.A.	06/28/2022	CLP	735.00	USD	18,000,000	(70,704)
USD Versus MXN	Put	Goldman Sachs International	06/23/2022	MXN	19.65	USD	15,000,000	(148,665)
USD Versus MXN	Put	Morgan Stanley and Co. International PLC	06/28/2022	MXN	19.25	USD	18,000,000	(95,094)
Subtotal — Foreign Currency Put Options Written								(637,270)
Total – Foreign Currency Options Written								$(1,945,838)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $12,692,000.

Open Over-The-Counter Interest Rate Swaptions Written(a)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
10 Year Interest Rate Swap	Call	Bank of America, N.A.	1.85%	SOFR	Receive	Annually	06/08/2022	USD	15,000,000	$(99,101)
10 Year Interest Rate Swap	Call	Goldman Sachs International	1.40	SONIA	Receive	Annually	05/16/2022	GBP	22,500,000	(129,825)
10 Year Interest Rate Swap	Call	Goldman Sachs International	1.87	SOFR	Receive	Annually	05/09/2022	USD	22,500,000	(91,390)
10 Year Interest Rate Swap	Call	Goldman Sachs International	2.38	SOFR	Receive	Annually	12/07/2022	USD	22,500,000	(910,538)
10 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	0.85	6 Month EUR LIBOR	Receive	Semi Annually	05/09/2022	EUR	37,500,000	(44,029)
5 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	0.85	6 Month EUR LIBOR	Receive	Semi Annually	05/23/2022	EUR	37,500,000	(154,762)
2 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	0.75	6 Month EUR LIBOR	Receive	Semi Annually	02/16/2023	EUR	150,000,000	(6,306)
1 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.82	SOFR	Receive	At Maturity	02/17/2023	USD	225,000,000	(1,112,096)
10 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	1.75	SOFR	Receive	Annually	12/08/2022	USD	22,500,000	(334,175)
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	1.10	SONIA	Receive	Annually	09/12/2022	GBP	22,500,000	(953,092)
5 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	1.74	SOFR	Receive	Annually	04/14/2022	USD	45,000,000	(4,334)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Interest Rate Swaptions Written(a)—(continued)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value			Value
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	1.40%	SONIA	Receive	Annually	06/09/2022	GBP	15,000,000	$(138,460)
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	1.00	SONIA	Receive	Annually	08/08/2022	GBP	5,000,000	(132,819)
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	1.82	SOFR	Receive	Annually	05/09/2022	USD	15,000,000	(187,130)
3 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	0.66	6 Month EUR LIBOR	Receive	Semi Annually	05/23/2022	EUR	37,500,000	(77,410)
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	1.82	SOFR	Receive	Annually	04/19/2022	USD	15,000,000	(93,725)
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	1.60	SOFR	Receive	Annually	12/05/2022	USD	22,500,000	(748,653)
Subtotal—Interest Rate Call Swaptions Written										(5,217,845)
Interest Rate Risk
10 Year Interest Rate Swap	Put	Bank of America, N.A.	2.31	SOFR	Pay	Annually	05/31/2022	USD	88,500,000	(872,718)
30 Year Interest Rate Swap	Put	Bank of America, N.A.	2.11	SOFR	Pay	Annually	05/31/2022	USD	36,000,000	(826,602)
10 Year Interest Rate Swap	Put	Bank of America, N.A.	2.15	SOFR	Pay	Annually	06/08/2022	USD	15,000,000	(248,468)
2 Year Interest Rate Swap	Put	Bank of America, N.A.	2.22	3 Month CDOR	Pay	Quarterly	07/19/2022	CAD	72,500,000	(930,633)
10 Year Interest Rate Swap	Put	Goldman Sachs International	2.38	SOFR	Pay	Annually	12/07/2022	USD	22,500,000	(509,116)
10 Year Interest Rate Swap	Put	Goldman Sachs International	2.17	SOFR	Pay	Annually	05/09/2022	USD	22,500,000	(255,969)
20 Year Interest Rate Swap	Put	Goldman Sachs International	0.53	1 Month JPY LIBOR	Pay	Annually	08/22/2022	JPY	1,542,857,000	(351,988)
1 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.82	SOFR	Pay	At Maturity	02/17/2023	USD	225,000,000	(1,188,423)
10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.25	SOFR	Pay	Annually	12/08/2022	USD	15,000,000	(410,345)
10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.20	SOFR	Pay	Annually	12/08/2022	USD	7,250,000	(212,836)
10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.20	6 Month EUR LIBOR	Pay	Semi Annually	05/09/2022	EUR	37,500,000	(474,051)
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	1.50	SONIA	Pay	Annually	07/20/2022	GBP	7,500,000	(478,788)
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	2.12	SOFR	Pay	Annually	04/19/2022	USD	15,000,000	(111,272)
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	2.12	SOFR	Pay	Annually	05/09/2022	USD	15,000,000	(231,428)
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	0.70	6 Month EUR LIBOR	Pay	Semi Annually	04/29/2022	EUR	37,500,000	(684)
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	1.75	SONIA	Pay	Annually	06/09/2022	GBP	22,500,000	(396,518)
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	1.20	6 Month EUR LIBOR	Pay	Semi Annually	05/10/2022	EUR	37,500,000	(481,282)
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	2.25	SOFR	Pay	Annually	12/05/2022	USD	21,750,000	(935,812)
Subtotal—Interest Rate Put Swaptions Written										(8,916,933)
Total Open Over-The-Counter Interest Rate Swaptions Written										$(14,134,778)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $12,692,000.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	97	June-2022	$20,556,422	$(253,866)	$(253,866)
U.S. Treasury 10 Year Notes	334	June-2022	41,040,250	(892,583)	(892,583)
Subtotal—Long Futures Contracts				(1,146,449)	(1,146,449)
Short Futures Contracts
Interest Rate Risk
Euro Bobl	94	June-2022	(13,399,826)	14,558	14,558
Euro BTP	150	June-2022	(22,950,811)	975,440	975,440
Euro Bund	14	June-2022	(2,457,246)	40,887	40,887
U.S. Treasury 5 Year Notes	99	June-2022	(11,354,063)	253,713	253,713
U.S. Treasury 10 Year Ultra Notes	144	June-2022	(19,507,500)	481,775	481,775
U.S. Treasury Long Bonds	24	June-2022	(3,601,500)	131,273	131,273
U.S. Treasury Ultra Bonds	100	June-2022	(17,712,500)	475,237	475,237
Subtotal—Short Futures Contracts				2,372,883	2,372,883
Total Futures Contracts				$1,226,434	$1,226,434

(a)	Futures contracts collateralized by $3,489,184 cash held with Merrill Lynch, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
04/29/2022	Bank of America, N.A.	USD	123,342	RUB	12,827,600	$27,693
05/17/2022	Bank of America, N.A.	AUD	2,610,000	USD	1,965,252	10,997
06/10/2022	Bank of America, N.A.	USD	8,250,000	PLN	35,362,470	111,214
06/15/2022	Bank of America, N.A.	USD	3,898,108	AUD	5,286,000	62,174
06/15/2022	Bank of America, N.A.	USD	9,023,573	CZK	207,858,000	317,602
06/15/2022	Bank of America, N.A.	USD	17,848,800	EUR	16,200,000	120,852
06/15/2022	Bank of America, N.A.	USD	7,610,832	PLN	33,387,200	279,341
06/15/2022	Bank of America, N.A.	USD	12,659,050	SEK	120,790,708	210,418
06/15/2022	Bank of America, N.A.	USD	4,234,139	ZAR	64,234,000	121,870
02/27/2023	Bank of America, N.A.	RUB	160,488,000	USD	1,800,000	344,310
06/15/2022	Citibank, N.A.	USD	10,478,902	EUR	9,515,000	75,495
04/04/2022	Deutsche Bank AG	BRL	34,009,177	USD	7,178,264	35,054
04/04/2022	Deutsche Bank AG	USD	6,659,913	BRL	34,009,177	483,296
05/13/2022	Goldman Sachs International	CAD	8,375,259	USD	6,928,000	229,608
06/15/2022	Goldman Sachs International	NOK	14,692,250	USD	1,700,000	31,959
09/16/2022	Goldman Sachs International	RUB	318,402,000	USD	3,990,000	693,980
04/11/2022	J.P. Morgan Chase Bank, N.A.	USD	7,267,194	EUR	6,600,000	35,440
04/29/2022	J.P. Morgan Chase Bank, N.A.	EUR	6,235,000	USD	7,053,905	151,381
05/24/2022	J.P. Morgan Chase Bank, N.A.	USD	6,975,000	BRL	34,972,650	267,800
06/15/2022	J.P. Morgan Chase Bank, N.A.	AUD	12,900,000	USD	9,693,640	28,933
06/15/2022	J.P. Morgan Chase Bank, N.A.	NOK	109,778,184	USD	12,600,000	136,658
06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	29,145,731	AUD	39,545,373	481,746
06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	20,232,105	CAD	25,845,062	437,629
06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	815,372	COP	3,136,900,000	7,831
06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	47,273,353	EUR	42,830,660	236,034
06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	12,044,989	GBP	9,191,000	25,266
06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	5,542,519	INR	431,734,504	90,486
06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	2,893,850	KRW	3,578,360,900	49,583
06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	4,710,196	MXN	100,555,625	281,260
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	7,073,531	NOK	63,000,051	$78,994
06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	12,600,000	SEK	118,765,631	53,709
06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	4,304,165	ZAR	65,281,277	122,864
07/29/2022	J.P. Morgan Chase Bank, N.A.	SEK	24,192,090	USD	2,612,282	30,621
08/25/2022	J.P. Morgan Chase Bank, N.A.	EUR	2,520,000	NOK	25,527,600	92,839
02/17/2023	J.P. Morgan Chase Bank, N.A.	RUB	93,037,500	USD	1,125,000	274,926
02/22/2023	J.P. Morgan Chase Bank, N.A.	RUB	99,555,300	USD	1,170,000	263,696
04/04/2022	Morgan Stanley and Co. International PLC	BRL	374,863,758	USD	79,121,904	386,382
04/04/2022	Morgan Stanley and Co. International PLC	USD	76,305,004	BRL	374,863,758	2,430,520
05/03/2022	Morgan Stanley and Co. International PLC	USD	24,187,538	BRL	117,442,592	282,605
05/09/2022	Morgan Stanley and Co. International PLC	USD	8,834,000	CLP	7,141,847,300	186,694
06/15/2022	Morgan Stanley and Co. International PLC	JPY	1,064,052,000	USD	9,000,000	243,474
06/15/2022	Morgan Stanley and Co. International PLC	USD	7,985,483	AUD	10,833,649	131,110
06/15/2022	Morgan Stanley and Co. International PLC	USD	4,933,551	CAD	6,297,333	102,776
06/15/2022	Morgan Stanley and Co. International PLC	USD	13,884,579	CLP	11,322,180,000	332,183
06/15/2022	Morgan Stanley and Co. International PLC	USD	4,538,009	COP	17,676,000,000	100,628
06/15/2022	Morgan Stanley and Co. International PLC	USD	9,983,326	EUR	9,032,000	35,310
06/15/2022	Morgan Stanley and Co. International PLC	USD	700,655	GBP	534,497	1,283
06/15/2022	Morgan Stanley and Co. International PLC	USD	19,266,072	MXN	405,533,350	864,103
06/15/2022	Morgan Stanley and Co. International PLC	USD	9,130,046	NOK	81,359,664	106,883
06/15/2022	Morgan Stanley and Co. International PLC	USD	9,775,871	NZD	14,263,911	97,777
06/15/2022	Morgan Stanley and Co. International PLC	USD	116,513	SEK	1,119,795	2,794
06/15/2022	Morgan Stanley and Co. International PLC	USD	6,369,840	ZAR	96,519,000	175,565
06/16/2022	Morgan Stanley and Co. International PLC	USD	2,400,000	MXN	48,592,800	11,652
06/15/2022	Royal Bank of Canada	USD	17,356,167	CAD	22,159,000	365,617
06/15/2022	Royal Bank of Canada	USD	1,150,024	EUR	1,042,000	5,801
06/15/2022	Royal Bank of Scotland PLC	USD	131,874	EUR	120,000	1,235
06/15/2022	Standard Chartered Bank PLC	CNY	188,996,983	USD	29,629,389	5,202
06/15/2022	Standard Chartered Bank PLC	USD	8,212,676	THB	273,063,250	7,617
08/22/2022	UBS AG	RUB	72,855,000	USD	900,000	129,552
Subtotal—Appreciation						12,310,322
Currency Risk
04/04/2022	Bank of America, N.A.	BRL	31,220,344	USD	6,212,500	(344,949)
04/04/2022	Bank of America, N.A.	USD	6,589,629	BRL	31,220,344	(32,180)
04/22/2022	Bank of America, N.A.	CLP	1,811,362,500	USD	2,250,000	(44,837)
04/29/2022	Bank of America, N.A.	RUB	819,367,818	USD	7,678,070	(1,969,365)
06/10/2022	Bank of America, N.A.	CLP	6,930,000,000	USD	8,400,000	(309,086)
06/10/2022	Bank of America, N.A.	EUR	7,500,000	USD	8,276,250	(40,945)
06/15/2022	Bank of America, N.A.	AUD	9,282,442	USD	6,845,244	(109,181)
06/15/2022	Bank of America, N.A.	CAD	3,707,969	USD	2,904,384	(61,085)
06/15/2022	Bank of America, N.A.	EUR	4,417,786	USD	4,877,766	(22,609)
06/15/2022	Bank of America, N.A.	GBP	6,782,649	USD	8,887,372	(20,070)
06/15/2022	Bank of America, N.A.	NOK	25,053,062	USD	2,811,949	(32,376)
06/15/2022	Bank of America, N.A.	NZD	7,013,910	USD	4,806,984	(48,128)
06/15/2022	Bank of America, N.A.	USD	16,017,900	JPY	1,855,689,724	(746,657)
06/15/2022	Citibank, N.A.	EUR	23,671,756	USD	26,122,374	(135,232)
06/15/2022	Citibank, N.A.	GBP	3,155,000	USD	4,135,889	(7,473)
06/15/2022	Citibank, N.A.	MXN	600,000	USD	28,102	(1,681)
06/15/2022	Citibank, N.A.	USD	5,132,312	EUR	4,600,000	(29,818)
04/04/2022	Deutsche Bank AG	BRL	260,210,000	USD	50,956,125	(3,697,785)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
04/04/2022	Deutsche Bank AG	USD	54,922,116	BRL	260,210,000	$(268,205)
06/15/2022	Goldman Sachs International	AUD	12,334,000	USD	9,087,346	(153,313)
06/15/2022	Goldman Sachs International	CAD	3,296,176	USD	2,581,895	(54,240)
06/15/2022	Goldman Sachs International	EUR	45,245,585	USD	49,933,906	(254,207)
06/15/2022	Goldman Sachs International	GBP	9,996,000	USD	13,097,759	(29,677)
06/15/2022	Goldman Sachs International	MXN	349,427,209	USD	16,613,114	(732,022)
06/15/2022	Goldman Sachs International	NZD	7,250,000	USD	4,966,177	(52,358)
06/15/2022	Goldman Sachs International	PLN	38,779,000	USD	8,850,824	(313,558)
06/15/2022	Goldman Sachs International	USD	26,157,353	CNY	166,831,600	(7,462)
06/15/2022	Goldman Sachs International	ZAR	90,740,778	USD	5,987,910	(165,648)
06/29/2022	Goldman Sachs International	BRL	41,055,000	USD	8,400,000	(15,131)
09/16/2022	Goldman Sachs International	USD	6,090,000	RUB	500,293,500	(911,083)
04/11/2022	J.P. Morgan Chase Bank, N.A.	EUR	6,600,000	USD	7,271,616	(31,018)
04/11/2022	J.P. Morgan Chase Bank, N.A.	USD	7,271,731	NOK	62,880,840	(129,862)
04/29/2022	J.P. Morgan Chase Bank, N.A.	USD	7,053,910	RUB	576,597,212	(264,916)
06/10/2022	J.P. Morgan Chase Bank, N.A.	USD	5,934,000	RUB	473,987,306	(583,908)
06/15/2022	J.P. Morgan Chase Bank, N.A.	AUD	5,286,000	USD	3,895,888	(64,395)
06/15/2022	J.P. Morgan Chase Bank, N.A.	CAD	14,006,000	USD	10,971,846	(229,532)
06/15/2022	J.P. Morgan Chase Bank, N.A.	CNY	376,323,981	USD	58,980,328	(6,287)
06/15/2022	J.P. Morgan Chase Bank, N.A.	EUR	21,675,583	USD	23,925,616	(117,759)
06/15/2022	J.P. Morgan Chase Bank, N.A.	GBP	4,220,510	USD	5,532,765	(9,900)
06/15/2022	J.P. Morgan Chase Bank, N.A.	INR	18,160,350	USD	233,139	(3,806)
06/15/2022	J.P. Morgan Chase Bank, N.A.	MXN	202,445,000	USD	9,482,868	(566,252)
06/15/2022	J.P. Morgan Chase Bank, N.A.	SEK	83,266,500	USD	8,663,396	(208,110)
06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	16,125,286	CNY	102,740,000	(21,383)
06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	13,968,402	JPY	1,618,197,418	(651,582)
06/15/2022	J.P. Morgan Chase Bank, N.A.	ZAR	392,325,000	USD	25,867,014	(738,382)
07/29/2022	J.P. Morgan Chase Bank, N.A.	USD	2,612,282	EUR	2,340,000	(10,415)
04/04/2022	Morgan Stanley and Co. International PLC	BRL	117,442,592	USD	24,375,797	(291,574)
04/04/2022	Morgan Stanley and Co. International PLC	USD	24,788,423	BRL	117,442,592	(121,051)
05/03/2022	Morgan Stanley and Co. International PLC	BRL	260,210,000	USD	53,590,773	(626,150)
05/09/2022	Morgan Stanley and Co. International PLC	CLP	4,177,750,000	USD	5,000,000	(276,814)
06/15/2022	Morgan Stanley and Co. International PLC	AUD	9,200,000	USD	6,808,644	(84,015)
06/15/2022	Morgan Stanley and Co. International PLC	CLP	3,765,000,000	USD	4,617,083	(110,462)
06/15/2022	Morgan Stanley and Co. International PLC	COP	38,809,000,000	USD	9,963,544	(220,936)
06/15/2022	Morgan Stanley and Co. International PLC	EUR	4,469,180	USD	4,934,913	(22,470)
06/15/2022	Morgan Stanley and Co. International PLC	GBP	1,913,000	USD	2,507,691	(4,592)
06/15/2022	Morgan Stanley and Co. International PLC	NZD	7,908,000	USD	5,419,803	(54,208)
06/15/2022	Morgan Stanley and Co. International PLC	USD	1,745,738	JPY	202,232,857	(81,480)
06/15/2022	Royal Bank of Canada	CAD	22,638,000	USD	17,734,638	(370,230)
06/15/2022	Royal Bank of Canada	EUR	23,859,281	USD	26,332,773	(132,842)
06/15/2022	Royal Bank of Canada	GBP	4,290,000	USD	5,623,782	(10,141)
06/15/2022	Royal Bank of Canada	USD	1,113,255	JPY	128,968,342	(51,921)
06/15/2022	Royal Bank of Scotland PLC	EUR	120,000	USD	132,472	(637)
Subtotal—Depreciation						(16,707,391)
Total Forward Foreign Currency Contracts						$(4,397,069)

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Societe Generale	Sell	1.00%	Quarterly	06/20/2027	0.970%	EUR	4,500,000	$4,989	$7,588	$2,599
Credit Risk
Markit CDX North America High Yield Index, Series 37, Version 1	Buy	(5.00)	Quarterly	12/20/2026	3.432	USD	14,500,000	(855,569)	(898,347)	(42,778)
South Africa Republic International Bonds	Buy	(1.00)	Quarterly	06/20/2027	2.091	USD	750,000	40,415	38,737	(1,678)
Markit iTraxx Europe Index, Series 37, Version 1	Buy	(1.00)	Quarterly	06/20/2027	0.730	EUR	6,450,000	(74,587)	(97,515)	(22,928)
Markit iTraxx Europe Sub Financials Index, Series 37, Version 1	Buy	(1.00)	Quarterly	06/20/2027	1.532	EUR	6,375,000	227,345	186,256	(41,089)
Brazil Government International Bonds	Buy	(1.00)	Quarterly	06/20/2027	2.069	USD	3,750,000	218,609	190,015	(28,594)
Brazil Government International Bonds	Buy	(1.00)	Quarterly	06/20/2025	1.364	USD	3,300,000	55,112	37,020	(18,092)
Markit iTraxx Europe Crossover Index, Series 37, Version 1	Buy	(5.00)	Quarterly	06/20/2027	3.387	EUR	10,000,000	(803,630)	(806,602)	(2,972)
Markit iTraxx Europe Crossover Index, Series 36, Version 1	Buy	(5.00)	Quarterly	12/20/2026	3.106	EUR	45,000,000	(2,679,653)	(3,956,358)	(1,276,705)
Subtotal - Depreciation								(3,871,958)	(5,306,794)	(1,434,836)
Total Centrally Cleared Credit Default Swap Agreements								$(3,866,969)	$(5,299,206)	$(1,432,237)

(a)	Centrally cleared swap agreements collateralized by $16,719,895 cash held with Counterparties.
(b)	Implied credit spreads represent the current level, as of March 31, 2022, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	1 Month JPY LIBOR	Annually	0.25%	Annually	02/17/2032	JPY	1,221,500,000	$—	$22,280	$22,280
Pay	BZDIOVRA	At Maturity	8.68	At Maturity	01/04/2027	BRL	24,429,011	—	25,591	25,591
Receive	3 Month JIBAR	Quarterly	(6.61)	Quarterly	10/19/2026	ZAR	48,800,000	246	32,084	31,838
Receive	3 Month JIBAR	Quarterly	(6.65)	Quarterly	10/11/2026	ZAR	50,750,000	—	34,563	34,563
Receive	3 Month JIBAR	Quarterly	(7.15)	Quarterly	02/24/2031	ZAR	17,550,000	104	51,310	51,206
Receive	28 Day MXN TIIE	At Maturity	(8.35)	At Maturity	03/06/2025	MXN	236,250,000	—	58,256	58,256
Receive	6 Month CZK PRIBOR	Semi-Annually	(3.95)	Annually	01/17/2027	CZK	70,500,000	—	64,037	64,037
Receive	6 Month FBIL Overnight MIBOR	Semi-Annually	(5.65)	Semi-Annually	02/17/2027	INR	787,500,000	—	136,635	136,635
Receive	6 Month EURIBOR	Semi-Annually	(0.86)	Annually	03/24/2027	EUR	28,312,500	—	175,841	175,841
Receive	3 Month JIBAR	Quarterly	(7.32)	Quarterly	07/15/2031	ZAR	86,900,000	—	211,465	211,465
Receive	3 Month JIBAR	Quarterly	(6.70)	Quarterly	01/29/2031	ZAR	51,000,000	—	247,568	247,568
Receive	3 Month JIBAR	Quarterly	(6.70)	Quarterly	01/27/2031	ZAR	52,000,000	—	251,772	251,772
Receive	3 Month JIBAR	Quarterly	(6.63)	Quarterly	02/11/2031	ZAR	48,500,000	—	252,495	252,495
Pay	BZDIOVRA	At Maturity	12.11	At Maturity	01/02/2029	BRL	23,633,536	—	274,466	274,466
Pay	BZDIOVRA	At Maturity	12.24	At Maturity	01/02/2029	BRL	25,316,771	—	345,988	345,988
Pay	BZDIOVRA	At Maturity	12.27	At Maturity	01/02/2029	BRL	24,936,871	—	349,803	349,803
Receive	SOFR	Annually	(1.80)	Annually	02/09/2027	USD	19,050,000	—	407,989	407,989
Receive	28 Day MXN TIIE	At Maturity	(5.63)	At Maturity	05/29/2031	MXN	62,500,000	—	520,045	520,045
Receive	28 Day MXN TIIE	At Maturity	(5.50)	At Maturity	11/29/2030	MXN	64,600,000	—	545,647	545,647
Receive	6 Month WIBOR	Semi-Annually	(1.45)	Annually	05/05/2026	PLN	21,660,000	—	698,430	698,430
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Receive	6 Month WIBOR	Semi-Annually	(1.44)%	Annually	05/04/2026	PLN	21,840,000	$—	$707,748	$707,748
Receive	SOFR	Annually	(1.84)	Annually	02/10/2027	USD	39,170,000	—	775,649	775,649
Receive	28 Day MXN TIIE	At Maturity	(5.53)	At Maturity	05/29/2031	MXN	108,750,000	—	943,259	943,259
Receive	6 Month CLICP	Semi-Annually	(2.35)	Semi-Annually	03/11/2026	CLP	7,500,000,000	—	1,361,354	1,361,354
Subtotal — Appreciation								350	8,494,275	8,493,925
Interest Rate Risk
Pay	6 Month EURIBOR	Semi-Annually	0.64	Annually	03/03/2032	EUR	31,684,000	—	(1,800,435)	(1,800,435)
Receive	SONIA	Annually	(1.03)	Annually	09/02/2052	GBP	3,675,000	—	(472,331)	(472,331)
Pay	6 Month EURIBOR	Semi-Annually	0.77	Annually	05/11/2032	EUR	9,060,000	—	(429,279)	(429,279)
Receive	BZDIOVRA	At Maturity	(12.95)	At Maturity	01/02/2024	BRL	94,463,061	—	(292,738)	(292,738)
Receive	BZDIOVRA	At Maturity	(12.25)	At Maturity	01/02/2025	BRL	59,609,829	—	(278,960)	(278,960)
Pay	6 Month EURIBOR	Semi-Annually	1.05	Annually	05/11/2032	EUR	9,150,000	365	(157,397)	(157,762)
Pay	3 Month CZK PRIBOR	Quarterly	4.75	Annually	01/17/2023	CZK	329,000,000	—	(96,183)	(96,183)
Pay	BZDIOVRA	At Maturity	11.21	At Maturity	01/02/2031	BRL	15,774,178	—	(50,818)	(50,818)
Pay	SONIA	Annually	1.40	Annually	03/11/2052	GBP	3,420,000	(116)	(42,849)	(42,733)
Pay	SONIA	Annually	1.40	Annually	09/12/2052	GBP	2,595,000	—	(34,710)	(34,710)
Pay	BZDIOVRA	At Maturity	11.07	At Maturity	01/04/2027	BRL	35,447,847	—	(14,271)	(14,271)
Receive	3 Month JIBAR	Quarterly	(7.98)	Quarterly	03/07/2032	ZAR	37,300,000	—	(10,728)	(10,728)
Receive	3 Month COOVIBR	Quarterly	(8.29)	Quarterly	03/10/2025	COP	21,075,000,000	—	(9,844)	(9,844)
Receive	3 Month JIBAR	Quarterly	(7.95)	Quarterly	03/07/2032	ZAR	38,500,000	—	(5,475)	(5,475)
Subtotal — Depreciation								249	(3,696,018)	(3,696,267)
Total Centrally Cleared Interest Rate Swap Agreements								$599	$4,798,257	$4,797,658

(a)	Centrally cleared swap agreements collateralized by $16,719,895 cash held with Counterparties.

Open Over-The-Counter Credit Default Swap Agreements(a)
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Citibank, N.A.	Assicurazioni Generali S.p.A.	Sell	1.00%	Quarterly	12/20/2024	0.551%	EUR	2,500,000	$13,235	$16,939	$3,704
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 28, Version 9	Sell	5.00	Quarterly	12/20/2022	0.081	EUR	15,000,000	464,955	599,940	134,985
J.P. Morgan Chase Bank, N.A.	Societe Generale	Buy	(1.00)	Quarterly	06/20/2027	1.663	EUR	2,250,000	80,939	82,634	1,695
Subtotal—Appreciation									559,129	699,513	140,384
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Credit Default Swap Agreements(a)—(continued)
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Citibank, N.A.	Assicurazioni Generali S.p.A.	Buy	(1.00)%	Quarterly	12/20/2024	0.956%	EUR	1,250,000	$8,598	$(1,644)	$(10,242)
Goldman Sachs International	Markit CDX North America High Yield Index, Series 35, Version 1	Sell	5.00	Quarterly	12/20/2025	1.439	USD	18,200,000	2,465,907	2,313,770	(152,137)
Goldman Sachs International	Markit iTraxx Europe Crossover Index, Series 32, Version 5	Sell	5.00	Quarterly	12/20/2024	4.040	EUR	2,900,000	195,820	82,067	(113,753)
J.P. Morgan Chase Bank, N.A.	Markit CDX North America High Yield Index, Series 35, Version 1	Sell	5.00	Quarterly	12/20/2025	1.439	USD	5,400,000	688,666	686,503	(2,163)
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 30, Version 8	Sell	5.00	Quarterly	12/20/2023	7.059	EUR	2,500,000	15,240	(95,643)	(110,883)
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 30, Version 8	Sell	5.00	Quarterly	12/20/2023	7.059	EUR	2,900,000	56,973	(110,946)	(167,919)
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 30, Version 8	Sell	5.00	Quarterly	12/20/2023	7.059	EUR	1,450,000	21,527	(55,473)	(77,000)
Subtotal—Depreciation									3,452,731	2,818,634	(634,097)
Total Open Over-The-Counter Credit Default Swap Agreements									$4,011,860	$3,518,147	$(493,713)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $12,692,000.
(b)	Implied credit spreads represent the current level, as of March 31, 2022, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Interest Rate Swap Agreements(a)
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Interest Rate Risk
Bank of America, N.A.	Receive	3 Month KLIBOR	Quarterly	(2.70)%	Quarterly	03/16/2024	MYR	30,600,000	$—	$8,199	$8,199

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $12,692,000.

Open Centrally Cleared Inflation Rate Swap Agreements(a)
Pay/Receive	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	United States CPI Urban Consumers NSA	At Maturity	3.67%	At Maturity	03/29/2027	USD	29,250,000	$—	$311,425	$311,425
Pay	United States CPI Urban Consumers NSA	At Maturity	3.11	At Maturity	03/21/2032	USD	2,813,000	—	5,486	5,486
Receive	United States CPI Urban Consumers NSA	At Maturity	(3.63)	At Maturity	02/10/2023	USD	31,690,000	—	685,597	685,597
Receive	United States CPI Urban Consumers NSA	At Maturity	(3.59)	At Maturity	02/09/2023	USD	15,937,500	—	351,166	351,166
Receive	United States CPI Urban Consumers NSA	At Maturity	(3.66)	At Maturity	02/11/2023	USD	15,810,000	—	336,550	336,550
Receive	United States CPI Urban Consumers NSA	At Maturity	(4.28)	At Maturity	03/09/2024	USD	69,000,000	—	333,179	333,179
Receive	United States CPI Urban Consumers NSA	At Maturity	(4.24)	At Maturity	03/11/2024	USD	27,873,000	—	142,735	142,735
Subtotal — Appreciation								—	2,166,138	2,166,138
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Centrally Cleared Inflation Rate Swap Agreements(a)—(continued)
Pay/Receive	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	United States CPI Urban Consumers NSA	At Maturity	3.31%	At Maturity	03/03/2027	USD	3,750,000	$—	$(43,830)	$(43,830)
Pay	United States CPI Urban Consumers NSA	At Maturity	3.41	At Maturity	03/11/2027	USD	27,873,000	—	(146,730)	(146,730)
Pay	United States CPI Urban Consumers NSA	At Maturity	3.41	At Maturity	03/09/2027	USD	69,000,000	—	(396,310)	(396,310)
Pay	United States CPI Urban Consumers NSA	At Maturity	2.92	At Maturity	02/16/2027	USD	14,475,000	—	(482,314)	(482,314)
Pay	United States CPI Urban Consumers NSA	At Maturity	2.74	At Maturity	02/25/2032	USD	13,950,000	—	(563,361)	(563,361)
Pay	United States CPI Urban Consumers NSA	At Maturity	2.82	At Maturity	02/11/2027	USD	18,000,000	—	(700,172)	(700,172)
Pay	United States CPI Urban Consumers NSA	At Maturity	2.77	At Maturity	02/09/2027	USD	18,000,000	—	(747,289)	(747,289)
Pay	United States CPI Urban Consumers NSA	At Maturity	2.81	At Maturity	02/10/2027	USD	36,090,000	—	(1,414,447)	(1,414,447)
Receive	United States CPI Urban Consumers NSA	At Maturity	(4.93)	At Maturity	03/29/2024	USD	29,250,000	—	(319,630)	(319,630)
Subtotal — Depreciation								—	(4,814,083)	(4,814,083)
Total — Centrally Cleared Inflation Swap Agreements								$—	$(2,647,945)	$(2,647,945)

(a)	Centrally cleared swap agreements collateralized by $16,719,895 cash held with Counterparties.

Open Over-The-Counter Volatility Swap Agreements(a)
Counterparty	Reference Entity	Pay/ Receive Variance	Volatility Strike Rate	Payment Frequency	Maturity Date	Notional Value		Unrealized Appreciation
Currency Risk
Morgan Stanley and Co. International PLC	USD/JPY	Receive	(1.81)%	At Maturity	11/13/2023	USD	19,560,000	$407,949

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $12,692,000.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
BZDIOVRA	—Brazil Ceptip DI Interbank Deposit Rate
CAD	—Canadian Dollar
CDOR	—Canadian Dealer Offered Rate
CHF	—Swiss Franc
CLICP	—Sinacofi Chile Interbank Rate Avg (CAMARA)
CLP	—Chile Peso
CNH	—Chinese Renminbi
CNY	—Chinese Yuan Renminbi
COOVIBR	—Colombia IBR Overnight Nominal Interbank Reference Rate
COP	—Colombia Peso
CPI	—Consumer Price Index
CZK	—Czech Koruna
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
FBIL	—Financial Benchmarks India Private Ltd.
GBP	—British Pound Sterling
INR	—Indian Rupee
JIBAR	—Johannesburg Interbank Average Rate
JPY	—Japanese Yen
KLIBOR	—Kuala Lumpur Interbank Offered Rate
KRW	—South Korean Won
LIBOR	—London Interbank Offered Rate
MIBOR	—Mumbai Interbank Offered Rate
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
NOK	—Norwegian Krone
NSA	—Non-Seasonally Adjusted
NZD	—New Zealand Dollar
PLN	—Polish Zloty
PRIBOR	—Prague Interbank Offerred Rate
RUB	—Russian Ruble
SEK	—Swedish Krona
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
THB	—Thai Baht
TIIE	—Interbank Equilibrium Interest Rate
USD	—U.S. Dollar
WIBOR	—Warsaw Interbank Offered Rate
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
March 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$319,521,039	$—	$319,521,039
Non-U.S. Dollar Denominated Bonds & Notes	—	267,408,067	0	267,408,067
Asset-Backed Securities	—	68,910,274	—	68,910,274
Exchange-Traded Funds	15,087,067	—	—	15,087,067
U.S. Treasury Securities	—	11,429,095	—	11,429,095
Variable Rate Senior Loan Interests	—	6,605,993	—	6,605,993
Agency Credit Risk Transfer Notes	—	4,770,741	—	4,770,741
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	3,643,841	—	3,643,841
Preferred Stocks	—	1,636,509	—	1,636,509
Common Stocks & Other Equity Interests	93,800	139,443	809,989	1,043,232
Money Market Funds	114,133,958	24,370,227	—	138,504,185
Options Purchased	—	6,919,158	—	6,919,158
Total Investments in Securities	129,314,825	715,354,387	809,989	845,479,201
Other Investments - Assets*
Futures Contracts	2,372,883	—	—	2,372,883
Forward Foreign Currency Contracts	—	12,310,322	—	12,310,322
Swap Agreements	—	11,219,194	—	11,219,194
	2,372,883	23,529,516	—	25,902,399
Other Investments - Liabilities*
Futures Contracts	(1,146,449)	—	—	(1,146,449)
Forward Foreign Currency Contracts	—	(16,707,391)	—	(16,707,391)
Options Written	—	(16,399,468)	—	(16,399,468)
Swap Agreements	—	(10,579,283)	—	(10,579,283)
	(1,146,449)	(43,686,142)	—	(44,832,591)
Total Other Investments	1,226,434	(20,156,626)	—	(18,930,192)
Total Investments	$130,541,259	$695,197,761	$809,989	$826,549,009

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
Invesco V.I. Global Strategic Income Fund